                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2594
--------------------------------------------------------------------------------
                               MFS SERIES TRUST IV
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                    Date of fiscal year end: August 31, 2003
--------------------------------------------------------------------------------
                    Date of reporting period: August 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Money
Market Fund

MFS(R) Government
Money Market Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MONEY MARKET FUND
MFS(R) GOVERNMENT MONEY MARKET FUND

The investment objective of both funds is to seek high current income consistent with preservation of capital and liquidity.

            TABLE OF CONTENTS
            ----------------------------------------------------

            PRIVACY POLICY
            ----------------------------------------------------
            LETTER FROM THE CHAIRMAN                           1
            ----------------------------------------------------
            MFS ORIGINAL RESEARCH(R)                           4
            ----------------------------------------------------
            MANAGEMENT REVIEW                                  5
            ----------------------------------------------------
            PERFORMANCE SUMMARY                                7
            ----------------------------------------------------
            PORTFOLIO OF INVESTMENTS                           8
            ----------------------------------------------------
            FINANCIAL STATEMENTS                              11
            ----------------------------------------------------
            NOTES TO FINANCIAL STATEMENTS                     19
            ----------------------------------------------------
            INDEPENDENT AUDITORS' REPORT                      22
            ----------------------------------------------------
            TRUSTEES AND OFFICERS                             23
            ----------------------------------------------------
            MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       25
            ----------------------------------------------------
            FEDERAL TAX INFORMATION                           26
            ----------------------------------------------------
            CONTACT INFORMATION                               27

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

   Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o   analyzing financial statements and balance sheets

o   talking extensively with companies' customers and competitors

o   developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

During much of the twelve month period ended August 31, 2003, there was uncertainty within the marketplace as well as the geopolitical arena. High levels of jobless claims, volatile energy prices, and the war in Iraq all constrained business and consumer spending. However, once the war in Iraq was declared at an end, confidence in U.S. markets began to return.

After holding short-term interest rates steady for most of 2002, the U.S. Federal Reserve Board (the Fed) unanimously decided to cut short-term rates 50 basis points in November. The Fed stated that the cut was necessary because uncertainty was inhibiting spending, production, and employment. It then held short-term interest rates steady through June 24, 2003. On June 25, citing continued mixed economic data, the Fed cut the federal funds rate by 25 basis points to 1.00%.

SHORT SUPPLY OF COMMERCIAL PAPER

Throughout much of the period, commercial paper was in short supply. The precarious nature of the economy caused companies to cut costs by reducing overhead, cutting the size of their workforce, and pulling back on merger and acquisition activity. As a result, companies had less need to finance debt through the commercial paper market, and supplies of commercial paper became limited. However, demand for all types of high-quality short-term debt, including commercial paper, remained strong.

FUNDS' POSITIONING

Until the Fed's interest rate cut in June, we had targeted an average maturity for both portfolios at about 50 days. After the cut, we revised our target maturity to 40 to 45 days for MFS Money Market Fund and MFS Government Money Market Fund, respectively.

Generally low interest rates throughout the period led us to concentrate holdings in the MFS Money Market Fund in high-quality commercial paper and asset-backed commercial paper. These short-term obligations typically yielded three to five basis points (0.03% to 0.05%) more than discount agency paper of similar maturity. On August 31, 2003, approximately 84% of the portfolio was invested in commercial paper and asset-backed commercial paper. The balance of the portfolio was invested in U.S. government and government-guaranteed issues, and a repurchase agreement.

Discount agency paper and fully-collateralized repurchase agreements formed the core of MFS Government Money Market Fund throughout the reporting period.

Regardless of market or economic conditions, we will maintain the portfolio's high quality as we focus on the portfolio's objectives of income, capital preservation and liquidity.

     Respectfully,
 /s/ Terri A. Vittozzi                      /s/ Edward L. O'Dette

     Terri A. Vittozzi                          Edward L. O'Dette
     Portfolio Manager                          Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

MFS MONEY MARKET FUND(1)(2)             MFS GOVERNMENT MONEY MARKET FUND(1)(2)

1-Year total return: 0.81%              1-Year total return: 0.66%
--------------------------------------------------------------------------------
7-day current yield with and            7-day current yield with and
without waiver: 0.58%                   without waiver: 0.60%
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Yields quoted are based on the latest seven days ended as of August 31, 2003, with dividends annualized. The yield quotations more closely reflect the current earnings of the portfolios than a total return quotation would.

Performance results reflect any applicable expense subsidies in effect during the periods shown; without these, the results would have been less favorable. Please see the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

KEY RISK CONSIDERATIONS

(1) Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

(2) Investments in the portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

These risks may increase share price volatility. Please see the prospectus for these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS - 8/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

MFS(R) Money Market Fund

Commercial Paper - 84.2%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                    ($) (000 Omitted)                 ($) VALUE
-------------------------------------------------------------------------------------------------------
Abbey National LLC, due 9/02/03                                       $87,071             $87,068,388
-------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., due 9/03/03 - 10/31/03                     37,550              37,524,864
-------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 9/12/03 - 11/13/03                           60,294              60,258,606
-------------------------------------------------------------------------------------------------------
BASF AG, due 11/24/03                                                  50,000              49,876,333
-------------------------------------------------------------------------------------------------------
Blue Ridge Asset, due 9/04/03                                          28,500              28,497,506
-------------------------------------------------------------------------------------------------------
BMW US Capital Corp., due 9/02/03                                      87,071              87,068,339
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 9/05/03 - 10/24/03            85,306              85,212,224
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 9/04/03 - 9/09/03                                 87,430              87,414,729
-------------------------------------------------------------------------------------------------------
Corporate Asset Funding, due 10/07/03 - 11/19/03                       71,679              71,562,321
-------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 10/07/03 - 11/05/03                               60,000              59,902,022
-------------------------------------------------------------------------------------------------------
CXC, Inc., due 11/21/03                                                62,209              62,059,232
-------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 9/02/03 - 10/21/03                87,085              87,068,338
-------------------------------------------------------------------------------------------------------
Falcon Asset Securitization, due 9/02/03 - 9/22/03                     44,537              44,523,571
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust Series, due 11/04/03                                  23,000              22,956,249
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03 - 11/19/03                 87,145              87,068,731
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, due 11/04/03 - 11/17/03                        39,500              39,422,278
-------------------------------------------------------------------------------------------------------
Govco, Inc., due 9/02/03 - 11/25/03                                    87,260              87,068,495
-------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 9/09/03                                85,880              85,858,244
-------------------------------------------------------------------------------------------------------
HSBC America, Inc., due 9/04/03                                        22,500              22,497,750
-------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, due 10/06/03 - 11/17/03                42,000              41,928,569
-------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 9/30/03                              51,109              51,065,359
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 9/02/03                                87,071              87,068,339
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 9/15/03 - 10/09/03                         81,850              81,770,817
-------------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 10/09/03                                   13,074              13,059,372
-------------------------------------------------------------------------------------------------------
Preferred Receivables Funding, due 9/10/03                             19,883              19,877,905
-------------------------------------------------------------------------------------------------------
Quincy Capital Corp., due 9/24/03 - 11/10/03                           89,243              89,127,230
-------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 9/23/03                               33,700              33,678,170
-------------------------------------------------------------------------------------------------------
Societe General, due 9/04/03                                           20,050              20,048,012
-------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc., due 10/03/03                              41,037              40,999,428
-------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 9/19/03 - 9/26/03                       44,433              44,405,467
-------------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 9/02/03                                         72,209              72,206,814
-------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                              $1,788,143,702
-------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 11.0%
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 10/24/03                                  $20,000             $19,969,967
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 11/12/03 - 2/26/04              135,200             134,697,157
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 11/12/03 - 3/05/04                80,000              79,641,734
-------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost                                                                        $234,308,858
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 7.5%
-------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 8/29/03, due 9/02/03, total to be
received $158,340,442 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                    $158,336            $158,336,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                         $2,180,788,560
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.7)%                                                   (57,329,340)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $2,123,459,220
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
------------------------------------------------------------------------------------------------------

MFS(R) Government Money Market Fund

U.S. Government and Agency Obligations - 90.9%
-------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                      ($) (000 Omitted)               ($) VALUE
-------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., due 10/07/03                        $7,000            $6,993,070
-------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 9/05/03                                     2,000             1,999,784
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/03/03 - 12/12/03                           22,000            21,969,321
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 9/02/03 - 2/26/04                  35,000            34,955,414
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 9/08/03 - 12/31/03                  35,000            34,930,073
-------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., due 9/23/03                                 7,000             6,995,722
-------------------------------------------------------------------------------------------------------
Tennessee Valley Authority, due 9/04/03 - 9/18/03                        13,000            12,997,016
-------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost                                                                        $120,840,400
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 9.4%
-------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 8/29/03, due 9/02/03, total to be
received $12,440,396 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                       $12,439           $12,439,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                           $133,279,400
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.3)%                                                      (391,286)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $132,888,114
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03
                                                                     MFS MONEY
                                                                   MARKET FUND

ASSETS

Investments, at amortized cost and value                        $2,180,788,560
-------------------------------------------------------------------------------
Cash                                                                       860
-------------------------------------------------------------------------------
Receivable for fund shares sold                                      7,176,249
-------------------------------------------------------------------------------
Interest receivable                                                     13,327
-------------------------------------------------------------------------------
Other assets                                                             9,690
-------------------------------------------------------------------------------
Total assets                                                    $2,187,988,686
-------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                 $163,632
-------------------------------------------------------------------------------
Payable for fund shares reacquired                                  64,019,090
-------------------------------------------------------------------------------
Payable to affiliates
-------------------------------------------------------------------------------
  Management fee                                                        69,802
-------------------------------------------------------------------------------
  Shareholders servicing agent fee                                      19,376
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 257,566
-------------------------------------------------------------------------------
Total liabilities                                                  $64,529,466
-------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                     $2,123,459,220
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding                        2,123,459,220
-------------------------------------------------------------------------------
Net asset value per share
  (net assets / shares of beneficial interest outstanding)               $1.00
-------------------------------------------------------------------------------

See notes to financial statements.

AT 8/31/03
                                                                MFS GOVERNMENT
                                                             MONEY MARKET FUND
ASSETS

Investments, at amortized cost and value                          $133,279,400
-------------------------------------------------------------------------------
Cash                                                                        18
-------------------------------------------------------------------------------
Receivable for fund shares sold                                          5,967
-------------------------------------------------------------------------------
Interest receivable                                                      1,047
-------------------------------------------------------------------------------
Other assets                                                               520
-------------------------------------------------------------------------------
Total assets                                                      $133,286,952
-------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                     $696
-------------------------------------------------------------------------------
Payable for fund shares reacquired                                     355,037
-------------------------------------------------------------------------------
Payable to affiliates

-------------------------------------------------------------------------------
  Management fee                                                         5,442
-------------------------------------------------------------------------------
  Shareholders servicing agent fee                                       1,197
-------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  36,466
-------------------------------------------------------------------------------
Total liabilities                                                     $398,838
-------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                       $132,888,114
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding                          132,888,114
-------------------------------------------------------------------------------
Net asset value per share
  (net assets / shares of beneficial interest outstanding)               $1.00
-------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03
                                                                     MFS MONEY
                                                                   MARKET FUND

NET INVESTMENT INCOME

Interest income                                                    $26,456,017
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
  Management fee                                                    $7,774,715
-------------------------------------------------------------------------------
  Trustees' compensation                                                42,347
-------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    2,019,366
-------------------------------------------------------------------------------
  Administrative fee                                                   194,674
-------------------------------------------------------------------------------
  Custodian fee                                                        568,425
-------------------------------------------------------------------------------
  Printing                                                              49,911
-------------------------------------------------------------------------------
  Postage                                                              158,662
-------------------------------------------------------------------------------
  Auditing fees                                                         20,600
-------------------------------------------------------------------------------
  Legal fees                                                             9,185
-------------------------------------------------------------------------------
  Miscellaneous                                                        729,157
-------------------------------------------------------------------------------
Total expenses                                                     $11,567,042
-------------------------------------------------------------------------------
  Fees paid indirectly                                                (502,615)
-------------------------------------------------------------------------------
Net expenses                                                       $11,064,427
-------------------------------------------------------------------------------
Net investment income                                              $15,391,590
-------------------------------------------------------------------------------
See notes to financial statements.

FOR YEAR ENDED 8/31/03
                                                                MFS GOVERNMENT
                                                             MONEY MARKET FUND

NET INVESTMENT INCOME

Interest income                                                     $1,642,633
-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
  Trustees' compensation                                                 5,474
-------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      133,929
-------------------------------------------------------------------------------
  Administrative fee                                                    14,815
-------------------------------------------------------------------------------
  Custodian fee                                                         51,225
-------------------------------------------------------------------------------
  Printing                                                               3,070
-------------------------------------------------------------------------------
  Postage                                                                4,696
-------------------------------------------------------------------------------
  Auditing fees                                                         22,100
-------------------------------------------------------------------------------
  Legal fees                                                             2,676
-------------------------------------------------------------------------------
  Miscellaneous                                                         41,119
-------------------------------------------------------------------------------
Total expenses                                                        $920,121
-------------------------------------------------------------------------------
  Fees paid indirectly                                                 (50,178)
-------------------------------------------------------------------------------
Net expenses                                                          $869,943
-------------------------------------------------------------------------------
Net investment income                                                 $772,690
-------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    MFS MONEY MARKET FUND
FOR YEARS ENDED 8/31                                              2003                      2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income, declared as distributions
to shareholders                                                 $15,391,590               $25,276,859
-----------------------------------------------------------------------------------------------------

FROM SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                            $46,756,065,891           $31,855,949,446
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions                   10,612,859                19,664,617
-----------------------------------------------------------------------------------------------------
Shares reacquired                                           (46,605,378,781)          (31,374,556,186)
-------------------------------------------------------   -----------------       -------------------
Net increase in net assets from fund share
transactions                                                   $161,299,969              $501,057,877
-------------------------------------------------------   -----------------       -------------------

NET ASSETS

At beginning of period                                       $1,962,159,251            $1,461,101,374
-----------------------------------------------------------------------------------------------------
At end of period                                             $2,123,459,220            $1,962,159,251
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets - continued

                                                                            MFS GOVERNMENT
                                                                           MONEY MARKET FUND
FOR YEARS ENDED 8/31                                                   2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income, declared as distributions to
shareholders                                                          $772,690               $927,415
-----------------------------------------------------------------------------------------------------

FROM SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                  $928,173,362           $132,389,549
-----------------------------------------------------------------------------------------------------
Shares issued in reinvestment of distributions                         744,165                849,721
-----------------------------------------------------------------------------------------------------
Shares reacquired                                                 (850,770,218)          (140,576,429)
-----------------------------------------------------------   ----------------       ----------------
Net increase (decrease) in net assets from fund share
transactions                                                       $78,147,309            $(7,337,159)
-----------------------------------------------------------   ----------------       ----------------

NET ASSETS

At beginning of period                                             $54,740,805            $62,077,964
-----------------------------------------------------------------------------------------------------
At end of period                                                  $132,888,114            $54,740,805
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the current annual period and the past 4 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.
MFS Money Market Fund

FOR YEARS ENDED 8/31
                                                            2003            2002           2001           2000           1999
Net asset value, beginning of period                       $1.00           $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                    $0.01           $0.02          $0.05          $0.05          $0.04
-----------------------------------------------------------------------------------------------------------------------------
Less distributions declared to shareholders from net
investment income                                          (0.01)          (0.02)         (0.05)         (0.05)         (0.04)
------------------------------------------------------   -------       ---------      ---------      ---------      ---------
Net asset value, end of period                             $1.00           $1.00          $1.00          $1.00          $1.00
------------------------------------------------------   -------       ---------      ---------      ---------      ---------
Total return (%)                                            0.81            1.67           4.97           5.58           4.54
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                  0.60            0.68           0.67           0.66           0.69
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.80            1.66           4.86           5.38           4.38
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)             $2,123          $1,962         $1,461           $913         $1,080
-----------------------------------------------------------------------------------------------------------------------------
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

MFS Government Money Market Fund

FOR YEARS ENDED 8/31
                                                        2003             2002            2001            2000            1999
Net asset value, beginning of period                   $1.00            $1.00           $1.00           $1.00           $1.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                $0.01            $0.01           $0.05           $0.05           $0.04
-----------------------------------------------------------------------------------------------------------------------------
Less distributions declared to shareholders
from net investment income                             (0.01)           (0.01)          (0.05)          (0.05)          (0.04)
--------------------------------------------------   -------       ----------      ----------      ----------      ----------
Net asset value, end of period                         $1.00            $1.00           $1.00           $1.00           $1.00
--------------------------------------------------   -------       ----------      ----------      ----------      ----------
Total return (%)                                        0.66             1.51            4.71            5.18            4.35
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                              0.72             0.82            0.90            0.86            0.78
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.61             1.56            4.55            5.05            4.26
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $132,888          $54,741         $62,078         $44,038         $57,074
-----------------------------------------------------------------------------------------------------------------------------
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Money Market Fund and MFS Government Money Market Fund (the funds) are each a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined, in good faith, approximates market value. The funds' use of amortized cost is subject to the funds' compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements with institutions that each fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The funds require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the funds to obtain those securities in the event of a default under the repurchase agreement. The funds monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the funds under each such repurchase agreement. The funds, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The funds' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the funds. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The funds' policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                          MONEY MARKET                      GOVERNMENT MONEY
                                                                  FUND                           MARKET FUND
                                   -----------------------------------    ----------------------------------
                                            8/31/03            8/31/02            8/31/03            8/31/02
Distributions declared from
ordinary income                         $15,391,590        $25,276,859           $772,690           $927,415
--------------------------------------------------------------------------------------------------------------

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                       MONEY MARKET           GOVERNMENT MONEY
                                               FUND                MARKET FUND

                                            8/31/03                    8/31/03

Undistributed ordinary
income                                    $236,442                     $2,606
Capital loss
carryforward                               (11,496)                       --
Other temporary
differences                               (224,946)                   (10,319)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2011 for MFS Money Market Fund.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The funds have an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

     First $300 million of average net assets                       0.50%
     --------------------------------------------------------------------
     Next $400 million of average net assets                        0.45%
     --------------------------------------------------------------------
     Next $300 million of average net assets                        0.40%
     --------------------------------------------------------------------
     Average net assets in excess of $1 billion                     0.35%
     --------------------------------------------------------------------

Management fees incurred for the year ended August 31, 2003 were 0.40% and 0.50% of average daily net assets on an annualized basis for the MFS Money Market Fund and the MFS Government Money Fund, respectively.

The funds pay compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pay no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, and MFS Service Center, Inc. (MFSC). The funds have an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation for MFS Money Market Fund and MFS Government Money Market Fund is a pension expense of $6,434 and $1,267, respectively for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The funds have an administrative services agreement with MFS to provide the funds with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the funds pay MFS an administrative fee at the following annual percentages of the funds' average daily net assets:

     First $2 billion                                             0.0175%
     --------------------------------------------------------------------
     Next $2.5 billion                                            0.0130%
     --------------------------------------------------------------------
     Next $2.5 billion                                            0.0005%
     --------------------------------------------------------------------
     In excess of $7 billion                                      0.0000%
     --------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the funds' average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the funds' average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Money Market Fund aggregated $88,662,965,686 and $88,213,371,786, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, for MFS Government Money Market Fund aggregated $1,713,357,802 and $1,639,076,932, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the MFS Money Market Fund and MFS Government Money Market Fund for the year ended August 31, 2003 was $13,690 and $1,076, respectively. The funds had no borrowings during the year.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IV and Shareholders of MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Government Money Market Fund and MFS Money Market Fund (two of the series comprising MFS Series Trust IV) (the "Trust") as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Government Money Market Fund and MFS Money Market Fund as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JOHN W. BALLEN (born 09/12/59)
Trustee and President                                    RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Chief          Treasurer
Executive Officer and Director                           Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer, (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

                                                         ELLEN MOYNIHAN (born 11/13/57)
STEPHEN E. CAVAN (born 11/06/53)                         Assistant Treasurer
Secretary and Clerk                                      Massachusetts Financial Services Company, Vice
Massachusetts Financial Services Company, Senior         President
Vice President, General Counsel and Secretary
                                                         JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Senior
Assistant Treasurer                                      Vice President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Edward L. O'Dette(1)
Terri A. Vittozzi(1)

(1) MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                           MCM-ANN-10/03 61.5M

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Mid Cap Growth Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MID CAP GROWTH FUND

The fund seeks long-term growth of capital.

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          13
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     32
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      40
----------------------------------------------------
TRUSTEES AND OFFICERS                             41
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       43
----------------------------------------------------
FEDERAL TAX INFORMATION                           44
----------------------------------------------------
CONTACT INFORMATION                               45
----------------------------------------------------
ASSET ALLOCATION                                  46

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003, was marked by extreme volatility but, in the end, rewarded long-term investors with better results than they had experienced in quite some time. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in several years.

Modest economic improvements and slightly stronger corporate earnings sparked a stock market rally in October and November 2002. The stock markets cooled in the winter months of 2002/2003 because of mixed economic signals and an increase in geopolitical tensions. However, geopolitical tensions eased in mid-March, economic news became more positive than negative, and corporate earnings continued to improve. Consequently, relieved investors, in our opinion, returned to the markets and fuelled a rebound that continued almost without pause for the balance of the reporting period. Technology and utilities & communications were among the market's leaders during the rallies.

FUND POSITIONING

We were conservatively positioned in the fall of 2002. We stayed within our disciplines, but we felt that the economy wasn't as strong as others felt it was at the time, so we preferred more familiar, franchise growth names. As the period progressed and we saw signs of a real and sustainable economic recovery, we became less defensive in our stock selections but still stayed within our investment guidelines.

         -------------------------------------------------
         TOP 5 STOCK HOLDINGS
         AS OF 8/31/03

         WESTWOOD ONE                               2.2%
         Supplier of programming to radio and
         television stations
         -------------------------------------------------
         MILLIPORE CORP.                            2.2%
         Bioscience firm
         -------------------------------------------------
         INVITROGEN CORP.                           1.9%
         Manufactures research tools in kit
         form for biotechnology industry
         -------------------------------------------------
         AMERICAN TOWER SYSTEMS                     1.9%
         Operator of communications and
         broadcast towers
         -------------------------------------------------
         NOVELLUS SYSTEMS                           1.7%
         Manufactures surface preparation
         products for semiconductors
         -------------------------------------------------
         The portfolio is actively managed, and current
         holdings may be different.
         -------------------------------------------------

DETRACTORS FROM PERFORMANCE

Although the technology sector generated solid returns for the period, our underweighting in the sector hurt fund performance, relative to the fund's benchmark, the Russell Midcap Growth Index, when technology rallied in 2002. Network management and security provider Network Associates detracted from investment results. Network Associates missed its earnings estimates and its stock price declined. However, as of the end of the reporting period, we continued to own the stock because we liked the company's longer-term prospects and its new product flow.

Retailing was another area that contributed good absolute returns but caused the fund to lag behind its benchmark. Two retail stocks that detracted from performance and were subsequently sold were T.J. Maxx and Blockbuster.
T.J. Maxx was disappointing because of lackluster sales trends and margins that were below expectations. Blockbuster's stock price pulled back because of uninspiring new movie releases and concerns about competitive trends from new technology and new distribution channels.

Individual stock detractors included Shire Pharmaceuticals and broadcaster Westwood One. The stock price of Shire, which we no longer own, declined when its leading attention deficit syndrome drug, Adderall, faced the prospect of increased competition from a new drug introduction. Advertising revenues for Westwood One did not rise as quickly as expected when the economy started to recover. We remain investors in Westwood One as we have high confidence in the company's business model, strong competitive position and participation in a projected advertising upturn.

CONTRIBUTORS TO PERFORMANCE

Health care and utilities and communications led fund performance for the period. In health care, pharmaceutical company Genzyme and medical devices company Guidant were among strongest performers in the group. In 2002, initial sales of Genzyme's leading kidney dialysis drug, Renagel, did not meet investor's lofty expectations, and the company's stock price declined. However, sales trends accelerated in 2003 and investor interest in the company's developmental drugs gave the company's stock price an additional lift. Guidant's value was depressed in early 2003 because the company had fallen behind its competitors in the race to develop drug-coated stents used in heart surgery. We believed that investors had overreacted to concerns about the stent market and that the company would be successful even without a drug-coated stent, based on its leadership in heart monitoring and management devices. The company's stock price rebounded dramatically in the 2003 rally.

In utilities and communications, tower companies Crown Castle International and American Tower Systems contributed outstanding returns to the fund. (Tower companies rent space for antennas to wireless telecommunications companies.) Early in the period, unfavorable credit markets and high debt levels for both Crown and American Tower depressed the stock prices of each company. However, as the credit markets and wireless telecom industry recovered, both companies were able to restructure their debt. Wireless companies continue to focus on improving the quality of the service they offer, which has driven healthy tower space demand and lease activity for Crown and American.

In the leisure sector, satellite TV broadcaster EchoStar Communications and InterActive Corporation, formerly known as USA Networks, generated strong performance for the fund. Our analysts found EchoStar attractive because of its strong fundamentals and reasonable valuation. The company continued to add subscribers and was recently able to raise prices with no apparent erosion in its subscriber base. The company received a further boost when it abandoned negotiations to buy Direct TV, which the fund did not own.

InterActive, which owns a number of travel and media-related businesses such as Expedia, Ticketmaster, and the Home Shopping Network, is also a leader in the emerging Internet commerce area. Recently, the company acquired the piece of premier online travel company Expedia that it didn't already own. The company's stock price rose because of the strong performance of its underlying online commerce business, especially in the recovering travel industry. The fund also benefited from the strong performance of Expedia before it was acquired by InterActive.

VERITAS and Analog Devices in the technology sector also contributed strong results. VERITAS' storage management software, which is compatible with any hardware configuration, is in high demand due to the increase in Internet traffic and new regulations that require extended e-mail retention periods.

Analog Devices is a semiconductor company that has a strong product line and a growing market share. The company benefited from improving industry trends.

     Respectfully,

 /s/ Eric B. Fischman                    /s/ David E. Sette-Ducati

     Eric B. Fischman                        David E. Sette-Ducati
     Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 1, 1993, through August 31, 2003. Index information is from December 1, 1993.)

                           MFS Mid Cap
                          Growth Fund -        Russell Midcap
                            Class A             Growth Index

            12/93          $10,401                $ 9,425
            8/95            13,090                 12,513
            8/97            19,209                 16,635
            8/99            25,308                 23,749
            8/01            23,253                 29,869
            8/03            23,231                 21,478

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                       Class
  Share class      inception date       1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A             12/1/1993         27.23%    -22.56%      8.83%      8.82%
------------------------------------------------------------------------------
       B             12/1/1993         26.23%    -23.14%      8.00%      7.93%
------------------------------------------------------------------------------
       C              8/1/1994         26.31%    -23.14%      8.00%      7.95%
------------------------------------------------------------------------------
       I              1/2/1997         27.60%    -22.36%      9.08%      8.99%
------------------------------------------------------------------------------
       R             12/31/2002        27.05%    -22.60%      8.80%      8.80%
------------------------------------------------------------------------------
      529A           7/31/2002         26.93%    -22.67%      8.74%      8.77%
------------------------------------------------------------------------------
      529B           7/31/2002         26.06%    -23.18%      7.97%      7.91%
------------------------------------------------------------------------------
      529C           7/31/2002         25.95%    -23.20%      7.95%      7.90%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Comparative Benchmarks
------------------------------------------------------------------------------
Average mid-cap growth fund+     23.39%      -17.78%        6.89%        7.60%
------------------------------------------------------------------------------
Russell Midcap Growth Index#     30.39%      -18.11%        6.44%        9.03%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

  Share class
------------------------------------------------------------------------------
       A                               19.91%    -24.08%      7.55%      8.16%
------------------------------------------------------------------------------
       B                               22.23%    -23.78%      7.73%      7.93%
------------------------------------------------------------------------------
       C                               25.31%    -23.14%      8.00%      7.95%
------------------------------------------------------------------------------
      529A                             19.63%    -24.18%      7.46%      8.11%
------------------------------------------------------------------------------
      529B                             22.06%    -23.81%      7.70%      7.91%
------------------------------------------------------------------------------
      529C                             24.95%    -23.20%      7.95%      7.90%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                               27.23%    -53.56%     52.68%    127.88%
------------------------------------------------------------------------------
       B                               26.23%    -54.60%     46.97%    110.40%
------------------------------------------------------------------------------
       C                               26.31%    -54.60%     46.91%    110.71%
------------------------------------------------------------------------------
       I                               27.60%    -53.21%     54.40%    131.49%
------------------------------------------------------------------------------
       R                               27.05%    -53.63%     52.48%    127.57%
------------------------------------------------------------------------------
      529A                             26.93%    -53.75%     52.07%    126.96%
------------------------------------------------------------------------------
      529B                             26.06%    -54.66%     46.76%    110.11%
------------------------------------------------------------------------------
      529C                             25.95%    -54.70%     46.63%    109.92%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, December 1, 1993, through August 31, 2003. Index information is from December 1, 1993.
+   Source: Lipper Inc., an independent firm that reports mutual fund performance.
#   Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL MIDCAP GROWTH INDEX - Measures the performance of U.S. mid-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for Class R and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C, 529B, and 529C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.2%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 95.5%
-------------------------------------------------------------------------------------------------------
Airlines - 0.9%
-------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                319,496             $17,220,834
-------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.9%
-------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                             257,100              $8,599,995
-------------------------------------------------------------------------------------------------------
Talbots, Inc.                                                         804,200              29,490,014
-------------------------------------------------------------------------------------------------------
                                                                                          $38,090,009
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.3%
-------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                    839,900             $25,104,611
-------------------------------------------------------------------------------------------------------

Biotechnology - 7.6%
-------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                        277,200             $10,669,428
-------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        669,331              31,558,957
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                221,800              14,794,060
-------------------------------------------------------------------------------------------------------
ICOS Corp.*                                                           157,400               6,129,156
-------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.*                                           616,600              21,426,850
-------------------------------------------------------------------------------------------------------
InterMune, Inc.*                                                      154,290               2,937,681
-------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                      599,300              20,897,591
-------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                      904,300              41,055,220
-------------------------------------------------------------------------------------------------------
                                                                                         $149,468,943
-------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.3%
-------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           328,150              $7,245,552
-------------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                 296,800              25,699,912
-------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   823,821              30,398,995
-------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                   595,500              29,971,515
-------------------------------------------------------------------------------------------------------
Lin TV Corp., "A"*                                                    450,600              10,544,040
-------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  456,800              17,125,432
-------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                 1,288,300              41,354,430
-------------------------------------------------------------------------------------------------------
                                                                                         $162,339,876
-------------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.9%
-------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.*                                      140,100              $9,498,780
-------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                           1,378,300              14,982,121
-------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                      139,300              10,005,919
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        191,700              12,600,441
-------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                             142,500               6,056,250
-------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                   180,000               4,635,000
-------------------------------------------------------------------------------------------------------
                                                                                          $57,778,511
-------------------------------------------------------------------------------------------------------
Business Services - 6.6%
-------------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                  1,067,660             $19,591,561
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.*                                        204,600               9,033,090
-------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                    572,400              22,667,040
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        483,000              18,793,530
-------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                              451,200              12,326,784
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                         264,960               9,538,560
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.*                                      428,600               9,532,064
-------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                         1,036,200              29,220,840
-------------------------------------------------------------------------------------------------------
                                                                                         $130,703,469
-------------------------------------------------------------------------------------------------------
Computer Software - 8.7%
-------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          874,400             $19,569,072
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                  1,502,200              20,354,810
-------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                   594,400              24,251,520
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            275,200              12,078,528
-------------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                         848,100              20,295,033
-------------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                          1,436,440              19,995,245
-------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       396,900              22,793,967
-------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               908,000              31,307,840
-------------------------------------------------------------------------------------------------------
                                                                                         $170,646,015
-------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
-------------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                 1,461,300             $11,982,660
-------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                            36,100               1,069,643
-------------------------------------------------------------------------------------------------------
                                                                                          $13,052,303
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.9%
-------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                         201,000             $16,118,190
-------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                             759,150              20,664,063
-------------------------------------------------------------------------------------------------------
                                                                                          $36,782,253
-------------------------------------------------------------------------------------------------------

Electronics - 9.0%
-------------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                           6,553,100             $18,676,335
-------------------------------------------------------------------------------------------------------
Altera Corp.*                                                         950,700              21,333,708
-------------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                 683,600              28,027,600
-------------------------------------------------------------------------------------------------------
Cymer, Inc.*                                                          297,900              13,634,883
-------------------------------------------------------------------------------------------------------
Intersil Holding Corp., "A"*                                          370,700              10,798,491
-------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       379,100              17,025,381
-------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               828,500              33,106,860
-------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                   1,264,200              18,027,492
-------------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                         519,900              16,033,716
-------------------------------------------------------------------------------------------------------
                                                                                         $176,664,466
-------------------------------------------------------------------------------------------------------
Entertainment - 1.5%
-------------------------------------------------------------------------------------------------------
InterActive Corp.*                                                    797,989             $29,533,573
-------------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.8%
-------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                   232,600             $16,258,740
-------------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.4%
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                     393,100             $14,253,806
-------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                          600,400              18,702,460
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                         437,300              14,793,859
-------------------------------------------------------------------------------------------------------
                                                                                          $47,750,125
-------------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
-------------------------------------------------------------------------------------------------------
99 Cents Only Stores, Inc.*                                           194,900              $6,983,267
-------------------------------------------------------------------------------------------------------

Insurance - 0.9%
-------------------------------------------------------------------------------------------------------
ChoicePoint, Inc.*                                                    476,100             $18,686,925
-------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 2.8%
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                  1,082,200             $27,195,686
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                             1,169,400              18,768,870
-------------------------------------------------------------------------------------------------------
WebMD Corp.*                                                          884,200               9,107,260
-------------------------------------------------------------------------------------------------------
                                                                                          $55,071,816
-------------------------------------------------------------------------------------------------------

Medical Equipment - 11.4%
-------------------------------------------------------------------------------------------------------
Amerisourcebergen Corp.                                               308,000             $17,928,680
-------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                           867,800              18,952,752
-------------------------------------------------------------------------------------------------------
Applera Corp.                                                         715,500              15,569,280
-------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                        64,400               4,314,800
-------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                        2,085,600              27,279,648
-------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                          746,300              32,650,625
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                         420,600              21,114,120
-------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                     636,300              36,695,421
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                              1,023,500              23,325,565
-------------------------------------------------------------------------------------------------------
Waters Corp.*                                                         881,200              26,876,600
-------------------------------------------------------------------------------------------------------
                                                                                         $224,707,491
-------------------------------------------------------------------------------------------------------
Oil Services - 4.1%
-------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                    330,500             $11,058,530
-------------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      713,600              26,667,232
-------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 283,000              13,742,480
-------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   640,000              15,872,000
-------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            318,500              12,450,165
-------------------------------------------------------------------------------------------------------
                                                                                          $79,790,407
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.                                          204,800             $12,509,184
-------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                              570,200              20,755,280
-------------------------------------------------------------------------------------------------------
                                                                                          $33,264,464
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
-------------------------------------------------------------------------------------------------------
Meredith Corp.                                                        483,600             $22,932,312
-------------------------------------------------------------------------------------------------------
Tribune Co.                                                           267,600              12,376,500
-------------------------------------------------------------------------------------------------------
                                                                                          $35,308,812
-------------------------------------------------------------------------------------------------------
Restaurants - 2.5%
-------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              501,000             $19,363,650
-------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                      462,400              13,150,656
-------------------------------------------------------------------------------------------------------
The Cheesecake Factory*                                               454,900              16,576,556
-------------------------------------------------------------------------------------------------------
                                                                                          $49,090,862
-------------------------------------------------------------------------------------------------------
Special Products & Services - 1.3%
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                  584,090             $25,320,302
-------------------------------------------------------------------------------------------------------

Specialty Stores - 5.6%
-------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                     49,700              $1,614,753
-------------------------------------------------------------------------------------------------------
Office Depot, Inc.*                                                 1,285,100              23,440,224
-------------------------------------------------------------------------------------------------------
PETsMART, Inc.*                                                     1,325,250              31,699,980
-------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                     276,500              13,930,070
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                         814,500              31,700,340
-------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                231,000               7,070,910
-------------------------------------------------------------------------------------------------------
                                                                                         $109,456,277
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.9%
-------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                          334,600             $18,336,080
-------------------------------------------------------------------------------------------------------
CIENA Corp.*                                                        1,160,900               7,545,850
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                             1,051,200              18,101,664
-------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                              363,600              12,362,400
-------------------------------------------------------------------------------------------------------
                                                                                          $56,345,994
-------------------------------------------------------------------------------------------------------
Trucking - 1.5%
-------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                          492,000             $18,553,320
-------------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                           275,200               5,886,528
-------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                              193,300               4,784,175
-------------------------------------------------------------------------------------------------------
                                                                                          $29,224,023
-------------------------------------------------------------------------------------------------------
Wireless Communications - 4.1%
-------------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                          3,176,946             $36,153,645
-------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                   3,056,800              32,860,600
-------------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                           2,295,200              11,912,088
-------------------------------------------------------------------------------------------------------
                                                                                          $80,926,333
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $1,875,570,701
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 1.7%
-------------------------------------------------------------------------------------------------------
Canada - 0.5%
-------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. (Gaming & Lodging)                          213,100             $10,290,599
-------------------------------------------------------------------------------------------------------

Netherlands - 0.7%
-------------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Electronics)*                           838,500             $13,332,150
-------------------------------------------------------------------------------------------------------

Singapore - 0.5%
-------------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Personal Computer &
Peripherals)*                                                         751,200             $10,133,688
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $33,756,437
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,593,758,227)                                         $1,909,327,138
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.5%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 9/02/03                                          $20,000             $19,999,406
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/02/03                                    12,680              12,679,704
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 9/24/03                          10,000               9,993,611
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03                             1,796               1,795,944
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/22/03                            9,600               9,592,888
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 9/02/03 - 9/03/03                      14,695              14,694,371
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $68,755,924
-------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                301,818,222            $301,818,222
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,964,332,373)                                    $2,279,901,284
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (16.1)%                                                 (315,520,703)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,964,380,581
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments at value, including $294,494,113 of
securities on loan (identified cost, $1,964,332,373)          $2,279,901,284
-----------------------------------------------------------------------------------------------------
Cash                                                                     711
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    4,273,494
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    702,495
-----------------------------------------------------------------------------------------------------
Other assets                                                           1,585
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $2,284,879,569
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $12,686,750
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 5,105,328
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       301,818,222
-----------------------------------------------------------------------------------------------------

Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                     119,386
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     16,686
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        78,283
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                      5
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               674,328
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $320,498,988
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,964,380,581
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $3,546,387,521
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  315,569,430
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                         (1,897,486,112)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (90,258)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,964,380,581
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 268,116,700
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                  $1,182,259,154
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             159,147,766
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.43
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $7.43)                                                  $7.88
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                    $498,020,872
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              69,459,665
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.17
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $172,466,059
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              24,609,551
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.01
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $109,332,144
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              14,588,468
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $7.49
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $2,038,154
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 274,608
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $7.42
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $122,657
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  16,583
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                $7.40
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $7.40)                                                  $7.85
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                         $55,361
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   7,733
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.16
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                         $86,180
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  12,326
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $6.99
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                       $7,473,417
-----------------------------------------------------------------------------------------------------
  Interest                                                         1,157,084
-----------------------------------------------------------------------------------------------------
  Income on securities loaned                                        513,262
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (71,147)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $9,072,616
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $11,887,912
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                              49,681
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  1,655,741
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           2,373,584
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           4,258,293
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           1,558,008
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               3,458
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              156
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              260
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              408
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       111
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        65
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       102
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 153,613
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                      472,053
-----------------------------------------------------------------------------------------------------
  Printing                                                           156,788
-----------------------------------------------------------------------------------------------------
  Postage                                                            317,859
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       34,096
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           9,893
-----------------------------------------------------------------------------------------------------
  Transfer agent system fee                                          976,277
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                    1,477,023
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $25,385,381
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (98,995)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $25,286,386
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(16,213,770)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                      $(190,001,292)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (9,081)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                   $(190,010,373)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation

-----------------------------------------------------------------------------------------------------
  Investments                                                   $606,619,338
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                               447
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $606,619,785
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $416,609,412
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $400,395,642
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                            2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                            $(16,213,770)             $(26,341,019)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                          (190,010,373)           (1,547,465,811)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                            606,619,785               328,405,817
-----------------------------------------------------------   -------------           ---------------
Increase (decrease) in net assets from operations              $400,395,642           $(1,245,401,013)

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign
currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                               $--              $(19,777,406)
-----------------------------------------------------------------------------------------------------
  Class B                                                                --                (6,556,130)
-----------------------------------------------------------------------------------------------------
  Class C                                                                --                (2,977,861)
-----------------------------------------------------------------------------------------------------
  Class I                                                                --                  (538,172)
-----------------------------------------------------------------------------------------------------
From paid-in capital
-----------------------------------------------------------------------------------------------------
  Class A                                                                --                (1,297,036)
-----------------------------------------------------------------------------------------------------
  Class B                                                                --                  (429,962)
-----------------------------------------------------------------------------------------------------
  Class C                                                                --                  (195,293)
-----------------------------------------------------------------------------------------------------
  Class I                                                                --                   (35,294)
-----------------------------------------------------------   -------------           ---------------
Total Distributions declared to shareholders                            $--               (31,807,154)
-----------------------------------------------------------   -------------           ---------------
Net increase (decrease) in net assets from
fund share transactions                                        $(42,284,399)             $733,555,554
-----------------------------------------------------------   -------------           ---------------
Total increase (decrease) in net assets                        $358,111,243             $(543,652,613)
-----------------------------------------------------------   -------------           ---------------

NET ASSETS

At beginning of period                                       $1,606,269,338            $2,149,921,951
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $90,258 and $75,745, respectively)                   $1,964,380,581            $1,606,269,338
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                             2003              2002                2001             2000           1999

Net asset value, beginning of period               $5.84            $10.50              $19.67           $11.34          $7.71
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                             $(0.05)           $(0.08)             $(0.07)          $(0.10)        $(0.07)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          1.64             (4.42)              (6.35)           10.11           5.04
------------------------------------------   -----------            ------              ------           ------         ------
Total from investment operations                   $1.59            $(4.50)             $(6.42)          $10.01          $4.97
------------------------------------------   -----------            ------              ------           ------         ------

LESS DISTRIBUTIONS

  From net realized gain on investments
  and foreign currency transactions                  $--            $(0.15)             $(1.90)          $(1.68)        $(1.34)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                --               (0.85)              --             --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                --             (0.01)                 --               --             --
------------------------------------------   -----------            ------              ------           ------         ------
Total distributions                                  $--            $(0.16)             $(2.75)          $(1.68)        $(1.34)
------------------------------------------   -----------            ------              ------           ------         ------
Net asset value, end of period                     $7.43             $5.84              $10.50           $19.67         $11.34
------------------------------------------   -----------            ------              ------           ------         ------
Total return (%)(+)                                27.23            (43.48)             (35.42)           94.75          68.83
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                          1.34              1.39                1.26             1.24           1.32
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (0.76)            (0.87)              (0.50)           (0.61)         (0.69)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   120               147                 109              132            158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                      $1,182,259          $946,866          $1,036,376         $526,748        $83,238
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $5.68            $10.22            $19.24           $11.16           $7.60
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.09)           $(0.14)           $(0.17)          $(0.22)         $(0.14)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.58             (4.32)            (6.19)            9.92            4.97
------------------------------------------   ------------            ------            ------           ------          ------
Total from investment operations                    $1.49            $(4.46)           $(6.36)           $9.70           $4.83
------------------------------------------   ------------            ------            ------           ------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--            $(0.07)           $(1.84)          $(1.62)         $(1.27)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.82)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --             (0.01)               --               --              --
------------------------------------------   ------------            ------            ------           ------          ------
Total distributions                                   $--            $(0.08)           $(2.66)          $(1.62)         $(1.27)
------------------------------------------   ------------            ------            ------           ------          ------
Net asset value, end of period                      $7.17             $5.68            $10.22           $19.24          $11.16
------------------------------------------   ------------            ------            ------           ------          ------
Total return (%)                                    26.23            (43.94)           (35.85)           93.37           67.41
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           2.09              2.14              2.01             1.99            2.07
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.51)            (1.60)            (1.25)           (1.36)          (1.44)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    120               147               109              132             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $498,021          $450,803          $781,652         $605,584        $111,355
------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $5.55            $10.00            $18.92           $11.01           $7.53
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.09)           $(0.14)           $(0.16)          $(0.22)         $(0.14)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.55             (4.22)            (6.08)            9.77            4.91
------------------------------------------   ------------            ------            ------           ------          ------
Total from investment operations                    $1.46            $(4.36)           $(6.24)           $9.55           $4.77
------------------------------------------   ------------            ------            ------           ------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--            $(0.08)           $(1.85)          $(1.64)         $(1.29)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.83)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --             (0.01)               --               --              --
------------------------------------------   ------------            ------            ------           ------          ------
Total distributions                                   $--            $(0.09)           $(2.68)          $(1.64)         $(1.29)
------------------------------------------   ------------            ------            ------           ------          ------
Net asset value, end of period                      $7.01             $5.55            $10.00           $18.92          $11.01
------------------------------------------   ------------            ------            ------           ------          ------
Total return (%)                                    26.31            (43.94)           (35.87)           93.37           67.33
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           2.09              2.14              2.01             1.99            2.07
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.51)            (1.60)            (1.25)           (1.36)          (1.44)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    120               147               109              132             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $172,466          $176,786          $301,405         $178,008         $18,097
------------------------------------------------------------------------------------------------------------------------------

 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $5.87            $10.55            $19.73           $11.37           $7.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.03)           $(0.05)           $(0.03)          $(0.07)         $(0.04)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.65             (4.46)            (6.37)           10.12            5.04
------------------------------------------   ------------            ------            ------           ------          ------
Total from investment operations                    $1.62            $(4.51)           $(6.40)          $10.05           $5.00
------------------------------------------   ------------            ------            ------           ------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--            $(0.16)           $(1.92)          $(1.69)         $(1.36)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.86)              --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --             (0.01)               --               --              --
------------------------------------------   ------------            ------            ------           ------          ------
Total distributions                                   $--            $(0.17)           $(2.78)          $(1.69)         $(1.36)
------------------------------------------   ------------            ------            ------           ------          ------
Net asset value, end of period                      $7.49             $5.87            $10.55           $19.73          $11.37
------------------------------------------   ------------            ------            ------           ------          ------
Total return (%)                                    27.60            (43.38)           (35.23)           95.21           69.03
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           1.11              1.14              1.01             0.99            1.07
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.53)            (0.63)            (0.26)           (0.36)          (0.44)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    120               147               109              132             158
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $109,332           $31,798           $30,490          $23,539          $1,841
------------------------------------------------------------------------------------------------------------------------------

 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                  2003*

Net asset value, beginning of period                                     $5.66
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                   $(0.05)
--------------------------------------------------------------------------------

  Net realized and unrealized gain on investments and
  foreign currency                                                        1.81
--------------------------------------------------------------     -----------
Total from investment operations                                         $1.76
--------------------------------------------------------------     -----------
Net asset value, end of period                                           $7.42
--------------------------------------------------------------     -----------
Total return (%)                                                         31.10++
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                1.67+
--------------------------------------------------------------------------------

Net investment loss                                                      (1.16)+
--------------------------------------------------------------------------------

Portfolio turnover                                                         120
--------------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                               $2,039
--------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                        YEAR ENDED         PERIOD ENDED
CLASS 529A                                                               8/31/03             8/31/02*

Net asset value, beginning of period                                      $5.83               $5.84
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                                                    $(0.07)             $(0.00)+++
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.64               (0.01)
-------------------------------------------------------------------   ---------              ------
Total from investment operations                                          $1.57              $(0.01)
-------------------------------------------------------------------   ---------              ------
Net asset value, end of period                                            $7.40               $5.83
-------------------------------------------------------------------   ---------              ------
Total return (%)(+)                                                       26.93               (1.17)++
---------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                 1.73                1.74+
---------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.18)              (1.22)+
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                          120                 147
---------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $123                  $5
---------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $(0.01).
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                        YEAR ENDED         PERIOD ENDED
CLASS 529B                                                               8/31/03             8/31/02*

Net asset value, beginning of period                                      $5.68               $5.69
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                                                    $(0.11)             $(0.01)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.59               (0.00)+++
--------------------------------------------------------------------   --------              ------
Total from investment operations                                          $1.48              $(0.01)
--------------------------------------------------------------------   --------              ------
Net asset value, end of period                                            $7.16               $5.68
--------------------------------------------------------------------   --------              ------
Total return (%)                                                          26.06               (0.18)++
---------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                 2.36                2.39+
---------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.78)              (1.85)+
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                          120                 147
---------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $55                  $5
---------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $(0.01).
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                        YEAR ENDED         PERIOD ENDED
CLASS 529C                                                               8/31/03             8/31/02*

Net asset value, beginning of period                                      $5.55               $5.56
---------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss                                                    $(0.10)             $(0.01)
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         1.54               (0.00)+++
--------------------------------------------------------------------   --------              ------
Total from investment operations                                          $1.44              $(0.01)
--------------------------------------------------------------------   --------              ------
Net asset value, end of period                                            $6.99               $5.55
--------------------------------------------------------------------   --------              ------
Total return (%)                                                          25.95               (0.18)++
---------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                                 2.36                2.39+
---------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.78)              (1.85)+
---------------------------------------------------------------------------------------------------
Portfolio turnover                                                          120                 147
---------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $86                  $5
---------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $(0.01).
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and
JP Morgan Chase Bank ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $20,596 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $78,399 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and net investment loss. During the year ended August 31, 2003, accumulated net investment loss decreased by $16,199,257, accumulated net realized loss on investments and foreign currency transactions decreased by $9,082 and paid-in capital decreased by $16,208,339 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                       8/31/03         8/31/02
Distributions declared from:
  Ordinary income                                          $--     $29,844,255
--------------------------------------------------------------------------------
  Tax return of capital                                     --       1,957,586
--------------------------------------------------------------------------------
  Long-term capital gain                                    --           5,313
--------------------------------------------------------------------------------
Total distributions declared                               $--     $31,807,154
--------------------------------------------------------------------------------

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      --------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      --------------------------------------------------------------------
      Capital loss carryforward                          (1,858,981,945)
      --------------------------------------------------------------------
      Unrealized appreciation                               304,267,437
      --------------------------------------------------------------------
      Post-October capital loss deferral                    (27,202,174)
      --------------------------------------------------------------------
      Other temporary differences                               (90,258)
      --------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010 ($71,932,545) and August 31, 2011 ($1,787,049,400).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service and program manager fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $15,338 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $3,152 for inactive Trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                          0.0175%
      -----------------------------------------------------------------
      Next $2.5 billion                                         0.0130%
      -----------------------------------------------------------------
      Next $2.5 billion                                         0.0005%
      -----------------------------------------------------------------
      In excess of $7 billion                                   0.0000%
      -----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $133,265 and $66 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                  CLASS A   CLASS B   CLASS C   CLASS R  CLASS 529A  CLASS 529B CLASS 529C

Distribution Fee    0.10%     0.75%     0.75%     0.25%       0.25%       0.75%      0.75%
------------------------------------------------------------------------------------------
Service Fee         0.25%     0.25%     0.25%     0.25%       0.25%       0.25%      0.25%
------------------------------------------------------------------------------------------
Total
Distribution Plan   0.35%     1.00%     1.00%     0.50%       0.50%       1.00%      1.00%
------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                  CLASS A   CLASS B   CLASS C   CLASS R  CLASS 529A  CLASS 529B CLASS 529C

Service Fee
Retained by MFD   $33,967    $2,723    $3,415       $--         $33         $--        $--
------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                                                                     CLASS
                  CLASS A   CLASS B   CLASS C   CLASS R  CLASS 529A  CLASS 529B CLASS 529C

Total
Distribution Plan   0.25%     1.00%     1.00%     0.50%       0.35%       1.00%      1.00%
------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                           CLASS A    CLASS B    CLASS C CLASS 529B CLASS 529C

Contingent Deferred
Sales Charges Imposed       $3,110 $1,283,815    $48,795        $--        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,841,991,087 and $1,856,793,369, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $1,975,634,366
      ------------------------------------------------------------------
      Gross unrealized appreciation                        $337,667,084
      ------------------------------------------------------------------
      Gross unrealized depreciation                         (33,400,166)
      ------------------------------------------------------------------
      Net unrealized appreciation                          $304,266,918
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 8/31/03                      Year ended 8/31/02
                                      SHARES              AMOUNT              SHARES              AMOUNT

CLASS A SHARES

Shares sold                         181,954,489       $1,088,392,317        170,528,198       $1,480,414,479
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                --                   --          1,858,537           18,196,485
---------------------------------------------------------------------------------------------------------------
Shares reacquired                  (185,042,807)      (1,097,881,697)      (108,816,536)        (880,462,336)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (3,088,318)         $(9,489,380)        63,570,199         $618,148,628
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                          15,210,068          $89,253,437         33,338,022         $299,973,251
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                --                   --            650,449            6,217,539
---------------------------------------------------------------------------------------------------------------
Shares reacquired                   (25,169,116)        (142,893,641)       (31,070,563)        (247,706,613)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (9,959,048)        $(53,640,204)         2,917,908          $58,484,177
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           4,962,908          $28,338,955         17,120,787         $150,958,823
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                --                   --            276,950            2,584,038
---------------------------------------------------------------------------------------------------------------
Shares reacquired                   (12,223,323)         (67,806,795)       (15,670,082)        (120,542,506)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (7,260,415)        $(39,467,840)         1,727,655          $33,000,355
---------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                          13,641,327          $84,546,970          5,051,883          $44,934,064
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                --                   --             50,924              500,576
---------------------------------------------------------------------------------------------------------------
Shares reacquired                    (4,467,797)         (26,019,696)        (2,577,529)         (21,528,039)
---------------------------------------------------------------------------------------------------------------
Net increase                          9,173,530          $58,527,274          2,525,278          $23,906,601
---------------------------------------------------------------------------------------------------------------

                                         Period ended 8/31/03**
                                        SHARES              AMOUNT

CLASS R SHARES

Shares sold                             622,456           $3,714,458
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (347,848)          (2,127,496)
---------------------------------------------------------------------------------------------------------------
Net increase                            274,608           $1,586,962
---------------------------------------------------------------------------------------------------------------

                                            Year ended 8/31/03                    Period ended 8/31/02*
                                        SHARES              AMOUNT              SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                              15,744              $95,696                878               $5,193
---------------------------------------------------------------------------------------------------------------
Shares reacquired                           (39)                (227)                --                   --
---------------------------------------------------------------------------------------------------------------
Net increase                             15,705              $95,469                878               $5,193
---------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                               6,850              $39,495                937               $5,400
---------------------------------------------------------------------------------------------------------------
Shares reacquired                           (54)                (302)                --                   --
---------------------------------------------------------------------------------------------------------------
Net increase                              6,796              $39,193                937               $5,400
---------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              11,441              $64,339                924               $5,200
---------------------------------------------------------------------------------------------------------------
Shares reacquired                           (39)                (212)                --                   --
---------------------------------------------------------------------------------------------------------------
Net increase                             11,402              $64,127                924               $5,200
---------------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class 529A, 529B and 529C shares, July 31, 2002, through August 31, 2002.
** For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003, was $9,646. The fund had no significant borrowings during the year.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IV and the Shareholders of MFS Mid Cap Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Mid Cap Growth Fund
(one of the series comprising MFS Series Trust IV) (the "Trust") as of
August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Mid Cap Growth Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Eric B. Fischman(1)
David E. Sette-Ducati(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            OTC-ANN-10/03 151M

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Municipal
Bond Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS" privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL BOND FUND

The fund seeks as high a level of current income exempt from federal income taxes as is considered consistent with prudent investing while seeking protection of shareholders" capital.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              31
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     37
----------------------------------------------------
INDEPENDENT AUDITORS" REPORT                      47
----------------------------------------------------
TRUSTEES AND OFFICERS                             48
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       50
----------------------------------------------------
FEDERAL TAX INFORMATION                           51
----------------------------------------------------
CONTACT INFORMATION                               52
----------------------------------------------------
ASSET ALLOCATION                                  53

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS" culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the 12-month period ended August 31, 2003, bond rates rose modestly and prices fell. For the first 10 months of the period, however, we saw a confluence of factors that were very positive for bond prices. Geopolitical uncertainty, corporate scandals, and a weak U.S. economy were among the factors that prompted a "flight to quality" by many investors and pushed interest rates down to four-decade lows by spring of 2003.

In late June, however, the bond market reversed direction as fixed-income investors became concerned that the economic recovery was accelerating faster than expected. Although stocks had been rising since late March, the catalyst for the bond market appeared to be the Federal Reserve Board's decision on June 25 to lower rates by one-quarter percent, rather than one-half percent as many investors had expected. From that date through the end of the period, bond rates rose sharply - although they came back down slightly in the weeks after the period ended.

Municipal bonds in general slightly outperformed Treasuries over the period, as municipal bond yields rose less than those of Treasuries with comparable maturities. (Principal and interest of U.S. Treasury securities, however, are guaranteed by the U.S. government if held to maturity.)

PORTFOLIO CONCENTRATION AS OF 8/31/03
QUALITY RATINGS

                "AAA"                     64.0%
                "AA"                      13.5%
                "A"                       13.9%
                "BBB"                      6.7%
                "BB"                       0.1%
                "B"                        0.2%
                "Other"                    1.6%

                The portfolio is actively managed,
                and current holdings may be different.

DETRACTORS FROM PERFORMANCE

While the fund performed well relative to its Lipper peer group over the period, it underperformed relative to its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). The key detractor from performance relative to the Lehman Index was duration, a measure of sensitivity to interest rate changes. In a period when rates rose and prices fell, the fund's longer duration than the Lehman Index was a detriment to relative performance.

The fund strives to be neutral in duration relative to our Lipper peers, as we believe that trying to predict the direction of interest rates is a relatively risky investment strategy. We feel that remaining approximately neutral on the direction of rates, which we cannot control, allows us to focus on investment areas that we can control, such as yield curve positioning and sector and industry allocation.

CONTRIBUTORS TO PERFORMANCE

Relative to both the Lehman index and our Lipper peers, the major contributors to performance were positioning on the yield curve and the fund's allocations in three areas: tobacco, health care, and housing.

In managing the fund, we try to pick what we believe is the optimal spot on the yield curve - a time to maturity that optimizes the combination of yield and risk. Our research has for some time indicated that the 12- to 20-year part of the yield curve is that optimal spot. For example, in our experience a 20-year bond has typically paid 98% of the yield of a similar 30-year bond, but carried only 75%-80% of the duration risk of that 30-year bond. (Duration risk is the risk that the value of a bond will be adversely affected by a change in interest rates.)

As a relatively conservative fund, we feel we're generally better off giving up a slight amount of income in exchange for lower risk. For that reason, the portfolio has tended to be overweighted in bonds with maturities in the 12- to 20-year range. That strategy helped performance over the period as 30-yield bonds suffered larger price declines than bonds in the 12- to 20-year part of the curve.

The fund's underweighting in tobacco bonds also helped performance over the period, as tobacco bonds were the worst performing sector in the municipal universe. Tobacco bonds are backed by payments under the Master Settlement Agreement (MSA) between the states and the major tobacco companies, in which the states agreed to drop their lawsuits against the firms in return for a series of payments. During the period, Philip Morris had some legal problems that threatened to bankrupt the firm and cast doubt upon its ability to continue payments under the MSA. This doubt caused tobacco bonds to fall in price. While the fund was underweighted in the sector, we maintained some exposure because we felt the relatively high yields in the sector did compensate investors for the risk involved.

The fund's relative overweighting in health care also helped relative performance. Health care is an area that we have favored for some time for its attractive yields. In general, health care bonds fell modestly in price over the period, in line with other municipal issues. However, the higher yields in the sector meant that income from health care issues surpassed income from many other sectors, so it helped performance to be overweighted in the sector.

The fund's exposure to housing bonds was another area of relative outperformance. For the period as a whole, housing bonds in general performed well because they offered attractive income and were somewhat less volatile than the overall market. In addition, our allocation to the sector was principally in PAC ("planned amortization class") issues that were largely protected from the record high level of prepayments over the period. (Prepayments are generally negative for investors because proceeds from prepaid bonds are reinvested at lower prevailing rates.) Thus our preference for PAC issues helped our housing holdings outperform the overall housing sector.

    Respectfully,

/s/ Michael L. Dawson                        /s/ Geoffrey L. Schechter

    Michael L. Dawson                            Geoffrey L. Schechter
    Portfolio Manager                            Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                           MFS Municipal          Lehman Brothers
                            Bond Fund -              Municipal
                              Class A                Bond Index
              8/93            $ 9,525                $10,000
              8/95             10,125                 10,920
              8/97             11,419                 12,533
              8/99             12,174                 13,685
              8/01             14,289                 16,102
              8/03             15,596                 17,644

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A             12/16/1976          2.80%      6.34%     4.85%     5.05%
------------------------------------------------------------------------------
        B              9/07/1993          1.96%      5.50%     4.02%     4.15%
------------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average general municipal
debt fund+                                2.12%      5.38%     3.89%     4.78%
------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index#                               3.14%      6.49%     5.32%     5.84%
------------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

   Share class                          1-yr       3-yr       5-yr     10-yr
------------------------------------------------------------------------------
        A                                -2.09%      4.63%     3.83%     4.54%
------------------------------------------------------------------------------
        B                                -1.95%      4.60%     3.69%     4.15%
------------------------------------------------------------------------------

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                                 2.80%     20.27%    26.71%    63.73%
------------------------------------------------------------------------------
        B                                 1.96%     17.44%    21.80%    50.10%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - A broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Municipal Bonds - 97.2%
-----------------------------------------------------------------------------------------------------
Airport and Port Revenue - 3.1%
-----------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5s, 2019                               $1,845              $1,920,055
-----------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport Rev. (3rd Lein
Passenger Facility B), FSA, 5.75s, 2022                                 1,125               1,167,896
-----------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport Rev., FSA,
10.35s, 2022                                                            2,500               2,690,650
-----------------------------------------------------------------------------------------------------
Chicago, IL O'Hare International Airport Rev., XLCA,
10.35s, 2029                                                            3,000               3,327,540
-----------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International
Airport), FGIC, 7.65s, 2012(+++)                                        1,540               1,649,217
-----------------------------------------------------------------------------------------------------
Connecticut Airport Rev. (Bradley International
Airport), FGIC, 7.65s, 2012                                             3,460               3,666,043
-----------------------------------------------------------------------------------------------------
Dallas Fort Worth Texas International Airport Rev.,
"A", MBIA, 5.5s, 2020                                                   5,000               5,142,400
-----------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC,
10.8s, 2017(++)+                                                        2,500               2,924,500
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 5.75s, 2010                            850                 950,963
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6s, 2011                               955               1,064,147
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6s, 2012                               250                 276,215
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 13s, 2013                            3,345               5,126,279
-----------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125s, 2017                         1,500               1,664,955
-----------------------------------------------------------------------------------------------------
Miami Dade County Florida Aviation Rev., "A" (Miami
International Airport), FGIC, 5s, 2033                                  5,000               4,798,250
-----------------------------------------------------------------------------------------------------
Niagara, NY, Frontier Transportation Authority
(Buffalo-Niagara International Airport), MBIA, 5.875s,
2013                                                                    1,485               1,619,675
-----------------------------------------------------------------------------------------------------
Port of Seattle, WA, FGIC, 5.5s, 2021                                   4,000               4,140,200
-----------------------------------------------------------------------------------------------------
                                                                                          $42,128,985
-----------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7s, 2033                                              $3,500              $3,548,475
-----------------------------------------------------------------------------------------------------
Red River Authority, Pollution Control (Celanese),
6.7s, 2030                                                              1,500               1,557,720
-----------------------------------------------------------------------------------------------------
                                                                                           $5,106,195
-----------------------------------------------------------------------------------------------------
General Obligation - General Purpose - 11.5%
-----------------------------------------------------------------------------------------------------
Allen County, IN, Jail Building Corp., First Mortgage,
5.75s, 2020                                                            $2,750              $2,953,500
-----------------------------------------------------------------------------------------------------
Chelmsford, MA, School Improvements, 6s, 2018                             100                 111,494
-----------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125s, 2020                                         3,785               4,241,774
-----------------------------------------------------------------------------------------------------
Chicago, IL, Park District, "C", AMBAC, 5s, 2023                        1,600               1,586,144
-----------------------------------------------------------------------------------------------------
Chicago, IL, Park District, "C", AMBAC, 5s, 2024                        1,000                 987,360
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 6.5s, 2008                               6,300               7,401,807
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, 7s, 2009                           7,000               8,394,260
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 6s, 2015(+++)                            3,700               4,287,079
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs, 9.932s, 2017(++)+                  2,870               3,557,422
-----------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375s, 2017                                          830                 952,998
-----------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25s, 2016                                        1,000               1,157,370
-----------------------------------------------------------------------------------------------------
Detroit, MI, 6.25s, 2009                                                5,235               5,561,350
-----------------------------------------------------------------------------------------------------
Detroit/Wayne County, MI, Stadium Authority, FGIC,
5.5s, 2017                                                              6,000               6,490,800
-----------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6s, 2016                                     1,005               1,134,987
-----------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25s, 2019                                  3,315               3,787,089
-----------------------------------------------------------------------------------------------------
Lincoln County, TN, FGIC, 5.25s, 2017                                   1,000               1,087,040
-----------------------------------------------------------------------------------------------------
Mobile County, AL, 6s, 2014                                             3,200               3,594,112
-----------------------------------------------------------------------------------------------------
New York City, NY, 7.5s, 2006                                           1,085               1,095,362
-----------------------------------------------------------------------------------------------------
New York City, NY, 7.65s, 2006                                             10                  10,122
-----------------------------------------------------------------------------------------------------
New York City, NY, 7.5s, 2007                                             955                 964,120
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75s, 2013                                    8,500               9,361,730
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75s, 2014                                    9,500              10,320,895
-----------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.75s, 2015                                   11,085              12,029,220
-----------------------------------------------------------------------------------------------------
New York City, NY, "J", 5.5s, 2019                                      7,000               7,279,930
-----------------------------------------------------------------------------------------------------
New York City, NY, Refunding, "B", 5.75s, 2015                          5,850               6,276,523
-----------------------------------------------------------------------------------------------------
New York City Urban Development Corp., 5.5s, 2016                      14,690              15,784,699
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, FSA, 5.25s, 2018                                      2,000               2,092,380
-----------------------------------------------------------------------------------------------------
Pittsfield, MA, MBIA, 5.5s, 2017                                          100                 109,960
-----------------------------------------------------------------------------------------------------
San Antonio, TX, 5s, 2020                                               2,990               3,002,409
-----------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2018                                          1,835                 791,564
-----------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0s, 2021                                          3,150               1,091,128
-----------------------------------------------------------------------------------------------------
State of California, 5.5s, 2012                                           350                 377,615
-----------------------------------------------------------------------------------------------------
State of California, 5.5s, 2013                                         5,000               5,395,200
-----------------------------------------------------------------------------------------------------
State of California, RITES, 9.577s, 2012(++)+                           5,825               7,569,937
-----------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 10.177s, 2017(++)+                    6,875               7,949,425
-----------------------------------------------------------------------------------------------------
State of Washington, 6.75s, 2010                                        3,880               4,573,744
-----------------------------------------------------------------------------------------------------
State of Washington, 6s, 2012                                           4,360               4,974,891
-----------------------------------------------------------------------------------------------------
                                                                                         $158,337,440
-----------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.8%
-----------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75s, 2019                                            $1,000              $1,089,720
-----------------------------------------------------------------------------------------------------
Chicago, IL, RITES, AMBAC, 9.7s, 2018(++)+                              5,900               7,054,866
-----------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5s, 2010                                  2,905               3,452,941
-----------------------------------------------------------------------------------------------------
District of Columbia, MBIA, 6.5s, 2010                                  3,095               3,611,834
-----------------------------------------------------------------------------------------------------
Manchester, NH, Public Improvements, 5.875s, 2019                       2,270               2,487,897
-----------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Transit
Improvements, 5.875s, 2015                                              4,500               5,127,345
-----------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority (General
Transportation Systems), 6.2s, 2016                                       400                 466,224
-----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, ROLs, XLCA, 10.066s, 2017 (++)+               1,150               1,409,463
-----------------------------------------------------------------------------------------------------
                                                                                          $24,700,290
-----------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.5%
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2009                     $5,160              $5,929,098
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2012                      2,500               2,919,275
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, MBIA, 6.25s, 2015                     20,295              23,681,221
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, AMBAC, 5.4s, 2017                      3,000               3,158,220
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.875s, 2017                     3,715               4,097,608
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, Capital Appreciation,
AMBAC, 0s, 2012                                                         2,550               1,673,284
-----------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 9.165s, 2019(++)+         5,000               5,712,800
-----------------------------------------------------------------------------------------------------
Clark County, NV, School District, "A", MBIA, 7s, 2010                  4,000               4,789,120
-----------------------------------------------------------------------------------------------------
Clark County, NV, School District, "B", FGIC, 5.5s, 2016                5,000               5,379,750
-----------------------------------------------------------------------------------------------------
Dodgeland, WI, School District, FGIC, 6s, 2016(+++)                     3,525               4,065,947
-----------------------------------------------------------------------------------------------------
East Grand Rapids, MI, Public School, Refunding, 5.5s, 2015             1,000               1,083,750
-----------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125s, 2014                1,735               2,329,636
-----------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125s, 2014(+++)             265                 361,015
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2015                             725                 824,086
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6s, 2016                             865                 980,045
-----------------------------------------------------------------------------------------------------
Gilroy, CA, Unified School District, FGIC, 5s, 2027                     1,000                 987,700
-----------------------------------------------------------------------------------------------------
Highland Park, TX, Independent School District, 5.125s, 2016            2,525               2,628,222
-----------------------------------------------------------------------------------------------------
Jackson, MI, Public Schools System, FGIC, 6s, 2013                      1,500               1,702,845
-----------------------------------------------------------------------------------------------------
Kane Cook Dupage County, IL, 6.5s, 2017                                 1,345               1,534,726
-----------------------------------------------------------------------------------------------------
Kane Cook Dupage County, IL, FSA, 6.375s, 2019                          1,245               1,406,713
-----------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2016(+++)                                       1,150               1,350,721
-----------------------------------------------------------------------------------------------------
Lane County, OR, 6.25s, 2017(+++)                                       1,000               1,174,540
-----------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0s, 2018                 4,885               2,106,363
-----------------------------------------------------------------------------------------------------
Lewisville, TX, Independent School District, PSF, 5s, 2018              8,500               8,690,910
-----------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA, 6.125s, 2016          1,225               1,429,587
-----------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA, 6.125s, 2018          1,000               1,167,010
-----------------------------------------------------------------------------------------------------
Linn County, OR, Community School District, MBIA, 6.125s, 2020          1,240               1,447,093
-----------------------------------------------------------------------------------------------------
Marshall, MI, Public Schools District, 5.5s, 2016                         500                 538,480
-----------------------------------------------------------------------------------------------------
Mason, OH, City School District, School Improvement, 5.375s, 2016       1,000               1,066,890
-----------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School, 5.375s, 2020                1,220               1,263,188
-----------------------------------------------------------------------------------------------------
Rancho Santiago, CA, Community College District,
Election of 2002, "A", MBIA, 5s, 2027                                   2,200               2,172,984
-----------------------------------------------------------------------------------------------------
Richland-Beanblossom, IN, First Mortgage, FGIC, 5.5s, 2014              1,395               1,519,420
-----------------------------------------------------------------------------------------------------
Rockwall, TX, Independent School District, PSF, 0s, 2014                2,000               1,169,240
-----------------------------------------------------------------------------------------------------
San Rafael, CA, Elementary School District, Election of
1999, "C", MBIA, 5s, 2028                                               2,500               2,465,200
-----------------------------------------------------------------------------------------------------
Shelby, IN, Eastern School Building Corp., Refunding
First Mortgage, FGIC, 5.5s, 2014                                        1,245               1,365,055
-----------------------------------------------------------------------------------------------------
Snohomish County, WA, School District, 6s, 2014                         1,690               1,928,121
-----------------------------------------------------------------------------------------------------
Warren Township, IN (Vision 2005 School Building
Corp.), FGIC, 5.5s, 2020                                                7,500               7,850,475
-----------------------------------------------------------------------------------------------------
Wasco County, OR, FSA, 6s, 2017(+++)                                    1,360               1,576,906
-----------------------------------------------------------------------------------------------------
Willis, TX, Independent School District, Refunding,
PSF, 5.75s, 2018                                                        1,180               1,328,562
-----------------------------------------------------------------------------------------------------
                                                                                         $116,855,806
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Hospitals - 12.1%
-----------------------------------------------------------------------------------------------------
Albany-Dougherty County, GA, Hospital Authority Rev.
(Phoebe Putney Memorial Hospital, Inc.), AMBAC,
9.97s, 2013(++)                                                        $1,550              $1,611,117
-----------------------------------------------------------------------------------------------------
Ames, IA, Hospital Rev., Refunding (Mary Greeley
Medical Center), AMBAC, 5s, 2021                                        3,000               3,007,530
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375s, 2014                          1,000               1,010,510
-----------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6s, 2021                            1,750               1,731,905
-----------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625s, 2026                                 1,250               1,331,200
-----------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5s, 2013                1,375               1,390,593
-----------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke
Memorial Hospital) "B", 5.625s, 2032                                    2,400               2,435,736
-----------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., 5.375s, 2028                        4,350               3,929,920
-----------------------------------------------------------------------------------------------------
District of Columbia, Hospital Rev. (Medlantic
Healthcare), MBIA, 5.25s, 2019                                          6,750               7,100,055
-----------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc), 5.25s, 2018                                     1,000                 992,350
-----------------------------------------------------------------------------------------------------
Elkhart County, IN, Hospital Authority Rev. (Elkhart
General Hospital, Inc.), 5.25s, 2020                                    4,345               4,219,907
-----------------------------------------------------------------------------------------------------
Gainsville & Hall County, GA, Hospital Authority Rev.
(Northeast GA Health Systems, Inc.), 5.5s, 2031                         1,555               1,510,029
-----------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial
Hospital), 5.75s, 2031                                                  1,500               1,501,740
-----------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.,
Hospital Rev. (Memorial Herman Healthcare), 6.375s, 2029                2,000               2,090,920
-----------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Corp.,
Hospital Rev., "A" (Texas Childrens Hospital), 5.375s, 2015             4,300               4,457,165
-----------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist), 6s, 2031                                                   1,000               1,031,300
-----------------------------------------------------------------------------------------------------
Huntsville, AL, Health Care Authority Rev., 5.625s, 2026                2,595               2,583,297
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev., "A"
(Provena Health), MBIA, 5.25s, 2012                                     5,900               6,207,567
-----------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Centegra Health Systems), 5.25s, 2024                                  5,500               5,134,360
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate
Network Health Care), MBIA, 5.7s, 2011                                  3,005               3,289,754
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Advocate
Network Health Care), 6.375s, 2015                                      1,800               1,961,586
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell
Medical Center), 6.35s, 2015                                            6,500               6,951,230
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur
Memorial Hospital), 5.75s, 2024                                         2,650               2,655,115
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant
Memorial Area Hospital Associates), 6s, 2024                            1,165               1,176,126
-----------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside
Health Systems), 5.75s, 2022                                            1,975               1,936,092
-----------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Genesis Medical Center), 6.125s, 2016                                  2,195               2,320,225
-----------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5s, 2020                      4,750               4,894,210
-----------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe
Hospital), 5.625s, 2019                                                 2,610               2,649,776
-----------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care, "A", 5.75s, 2015                      1,000               1,058,130
-----------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities, Refunding (Martin
Memorial Medical Center), "B", 5.875s, 2032                             2,200               2,109,800
-----------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev.
(University of Maryland Medical System), 6.75s, 2030                    1,000               1,090,740
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi), 5.7s, 2015                                      2,500               2,275,700
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Partners Healthcare), 5.75s, 2021                                 1,500               1,563,645
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., MBIA,
5.375s, 2014                                                            8,485               9,279,535
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clement), MBIA, 5.75s, 2017                                             2,900               3,161,667
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., Prerefunded
(Sisters of Mercy Health Systems), MBIA, 5.375s, 2014                     515                 567,824
-----------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev., Refunding
Hospital, "A" (Crittenton), 5.625s, 2027                                1,000               1,000,040
-----------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair
Memorial Hospital), 5.625s, 2032                                        1,335               1,282,748
-----------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities Rev.
(Exeter Hospital), 6s, 2016                                             1,000               1,054,230
-----------------------------------------------------------------------------------------------------
North Central, TX, Health Facility Development Corp.
Rev. (Texas Health Resources System), MBIA, 5s, 2017                    5,000               5,126,550
-----------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp.
Hospital Rev. (United Regional Health Care Systems,
Inc.), 6s, 2023                                                         4,000               4,089,600
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.,
Hospital (Adventist Health Systems) 5.625s, 2032                        1,490               1,472,418
-----------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.,
Hospital (Orlando Regional Healthcare) 5.75s, 2032                      2,230               2,232,119
-----------------------------------------------------------------------------------------------------
Palm Beach County, FL, Health Facilities Rev.,
Refunding Hospital (Boca Raton Hospital), 5.5s, 2021                    1,500               1,503,660
-----------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial),
FHA, 8.7s, 2023                                                         1,585               1,931,861
-----------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev.
(Allegheny Delaware Valley), MBIA, 5.3s, 2006                           1,975               2,159,109
-----------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Rev.
(Allegheny Delaware Valley), MBIA, 5.875s, 2016                         5,000               5,448,650
-----------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.375s, 2021                     2,000               2,006,400
-----------------------------------------------------------------------------------------------------
Richland County, OH, Hospital Facilities Rev.
(Medcentral Health), 6.375s, 2022                                       1,000               1,039,860
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.7s, 2016                                     770                 750,534
-----------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.5s, 2027                                     275                 245,908
-----------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Hospital Rev.
(Methodist Healthcare), 6.375s, 2019                                    2,000               2,135,380
-----------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital),
6.375s, 2020                                                            1,200               1,252,788
-----------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25s, 2020                                       2,000               1,921,320
-----------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
Rev. (Fort Worth Osteopathic), MBIA, 6s, 2021                           6,000               6,797,700
-----------------------------------------------------------------------------------------------------
Tarrant County, TX, Health Facilities Development Corp.
Rev. (Texas Health Resources), MBIA, 5.25s, 2018                        8,605               8,849,812
-----------------------------------------------------------------------------------------------------
West Shore Pennsylvania Area Hospital Authority Rev.
(Holy Spirit Hospital), 6.2s, 2026                                      1,250               1,249,150
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2019                   1,595               1,728,645
-----------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Rev. (Via Christi), 6.25s, 2020                   2,465               2,652,587
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.
(Asgenesian Healthcare), 6s, 2017                                         520                 546,484
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev.
(Asgenesian Healthcare), 6s, 2021                                         650                 666,679
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev. (Aurora
Healthcare), 6.875s, 2030                                               2,000               2,062,240
-----------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Rev. (Wheaton
Franciscan Services), 5.75s, 2025                                       3,000               3,025,050
-----------------------------------------------------------------------------------------------------
                                                                                         $166,449,878
-----------------------------------------------------------------------------------------------------
Health Care Revenue - Long Term Care - 0.2%
-----------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp.
Rev. (Buckner Retirement Facility), 5.25s, 2019                        $2,500              $2,421,875
-----------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 0.1%
-----------------------------------------------------------------------------------------------------
Nevada Department of Business & Industrial Solid Waste
Disposal Rev. (Republic Services, Inc.), 5.625s, 2026                  $1,500              $1,493,865
-----------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 1.2%
-----------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union
Pacific), 5.35s, 2010                                                    $670                $687,534
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Flour
Corp.), 5.625s, 2019                                                    8,650               8,809,679
-----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Rev.
(Sun Co.), 7.6s, 2024                                                   1,500               1,588,110
-----------------------------------------------------------------------------------------------------
Shelby County, TN (FedEx Corp.), 5.05s, 2012                            1,400               1,467,718
-----------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7s, 2026                                       3,640               3,579,940
-----------------------------------------------------------------------------------------------------
                                                                                          $16,132,981
-----------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.4%
-----------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Refunding
(Mead Westvaco Escanaba), 6.25s, 2027                                  $1,500              $1,509,030
-----------------------------------------------------------------------------------------------------
Georgetown County, SC, Resource Recovery Rev.
(International Paper Co.), 5.7s, 2014                                   1,400               1,455,146
-----------------------------------------------------------------------------------------------------
Jay, ME, Solid Waste Disposal Rev., Refunding, "A",
5.125s, 2018                                                            1,500               1,395,450
-----------------------------------------------------------------------------------------------------
Sabine River Authority, Louisiana Water Facilities Rev.
(International Paper Co.), 6.2s, 2025                                   1,250               1,270,862
-----------------------------------------------------------------------------------------------------
                                                                                           $5,630,488
-----------------------------------------------------------------------------------------------------
Miscellaneous Revenue - 0.4%
-----------------------------------------------------------------------------------------------------
California Department Water Resources Power, "A"
(International Paper Co.), XLCA, 5.375s, 2017                          $5,500              $5,791,445
-----------------------------------------------------------------------------------------------------

Multi-Family Housing Revenue - 0.6%
-----------------------------------------------------------------------------------------------------
California Statewide Community Development Authority
Rev. (Irvine Apartments), 5.25s, 2025                                  $3,500              $3,675,630
-----------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev., 6.625s, 2020               670                 694,388
-----------------------------------------------------------------------------------------------------
Panhandle Texas Regional Housing Finance Rev., 6.75s, 2031              3,330               3,432,664
-----------------------------------------------------------------------------------------------------
                                                                                           $7,802,682
-----------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2015(+++)                           $375                $215,558
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2016(+++)                            450                 242,032
-----------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0s, 2017(+++)                            975                 490,347
-----------------------------------------------------------------------------------------------------
                                                                                             $947,937
-----------------------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.4%
-----------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 0s, 2009                                      $8,965              $7,221,128
-----------------------------------------------------------------------------------------------------
Illinois Sales Tax Rev., 6.5s, 2022                                     5,000               5,932,850
-----------------------------------------------------------------------------------------------------
Metropolitan Atlanta, GA, Rapid Transit Authority Rev.,
6.25s, 2018                                                             4,580               5,323,151
-----------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place
Expansion, MBIA, 5.25s, 2042                                            2,340               2,343,978
-----------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place, Capital
Appreciation, MBIA, 0s, 2032                                            4,000                 753,800
-----------------------------------------------------------------------------------------------------
Rhode Island Depositors Economic Protection Corp., FSA, 5.75s, 2014     5,035               5,783,503
-----------------------------------------------------------------------------------------------------
Rhode Island Depositors Economic Protection Corp., FSA, 5.75s, 2014     4,765               5,473,365
-----------------------------------------------------------------------------------------------------
Route 3 North Transport Improvement Associates, MBIA, 5.75s, 2017         100                 109,611
-----------------------------------------------------------------------------------------------------
                                                                                          $32,941,386
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 1.8%
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55s, 2030                                                      $1,490              $1,571,160
-----------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 7.3s, 2031                                                          545                 593,276
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05s, 2030               360                 376,934
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6s, 2033             710                 761,376
-----------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7s, 2032             310                 319,746
-----------------------------------------------------------------------------------------------------
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3s, 2031                 865                 870,294
-----------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95s, 2024        710                 774,539
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.625s, 2023                                                        860                 949,681
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Home Mortgage Authority Rev.,
GNMA, 6.75s, 2030                                                       1,035               1,093,715
-----------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 7.5s, 2026                                                          525                 560,312
-----------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA, 7s, 2031            325                 338,231
-----------------------------------------------------------------------------------------------------
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1s, 2030               2,810               2,933,668
-----------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, GNMA, 6.5s, 2023                    375                 401,966
-----------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, GNMA, 5.3s, 2028                  2,305               2,450,261
-----------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev.,
Single Family, Subordinated Series 3, GNMA, 5.4s, 2029                    795                 805,391
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., GNMA,
7.65s, 2024                                                                12                  12,236
-----------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B",
GNMA, 6.2s, 2034                                                        1,615               1,767,149
-----------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority,
GNMA, 7s, 2030                                                          1,335               1,367,801
-----------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375s, 2020                                                        230                 239,267
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875s, 2026                                                2,225               2,366,377
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2029                                                   910                 981,198
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45s, 2033                                                 2,000               2,145,600
-----------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family
Mortgage, "B", GNMA, 3.25s, 2027                                        1,585               1,683,983
-----------------------------------------------------------------------------------------------------
                                                                                          $25,364,161
-----------------------------------------------------------------------------------------------------
Single Family Housing Revenue - State - 5.1%
-----------------------------------------------------------------------------------------------------
Arkansas Finance Authority Rev., Mortgage Backed
Securities Program, "B", GNMA, 4.45s, 2034                             $1,935              $1,975,867
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
FSA, 0s, 2019                                                          20,920               8,143,947
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2027                                                          2,250                 611,190
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2028                                                          2,950                 833,227
-----------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0s, 2029                                                          5,605               1,633,970
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15s, 2014                    129                 132,505
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.05s, 2016                    845                 879,805
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45s, 2016                    495                 516,612
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75s, 2021                    575                 600,863
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 8.4s, 2021                     355                 369,090
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9s, 2023                   1,270               1,346,937
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55s, 2025                    474                 498,226
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4s, 2027                     385                 388,627
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8s, 2030                   1,175               1,225,396
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.25s, 2031                    920                 956,910
-----------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6s, 2032                   1,245               1,327,992
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 7.55s, 2031                                        1,050               1,130,598
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 6.4s, 2032                                         1,325               1,396,484
-----------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 3.5s, 2033                                         2,000               2,223,440
-----------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential
Housing Finance, "B", 4.8s, 2023                                        1,645               1,690,583
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 7.55s, 2027                            666                 699,939
-----------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1s, 2034                           3,725               3,791,901
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 6.7s, 2030                                                        2,855               3,015,108
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 7.45s, 2031                                                         450                 470,565
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 6.85s, 2032                                                         750                 829,118
-----------------------------------------------------------------------------------------------------
Missouri Housing Development Commission Mortgage Rev.,
GNMA, 6.75s, 2034                                                         870                 929,673
-----------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Rev., GNMA, 5.6s, 2020              540                 553,829
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875s, 2030              1,100               1,157,079
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.85s, 2030               3,275               3,421,065
-----------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3s, 2031                1,150               1,233,697
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 7.1s, 2030                    900                 975,987
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., 6.8s, 2031                  1,915               2,028,062
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25s, 2032                                                             2,615               2,760,342
-----------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.35s, 2033                                                             1,165               1,241,878
-----------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., Home
Ownership, "13A", 4.25s, 2028                                           2,000               2,057,300
-----------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Home
Mortgage, "A", 5s, 2033                                                 2,015               2,030,656
-----------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.8s, 2016                          545                 556,456
-----------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1s, 2028                825                 868,494
-----------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1s, 2021                                                  7,635               8,136,009
-----------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., Housing, FSA,
4.95s, 2032                                                             3,215               3,359,225
-----------------------------------------------------------------------------------------------------
Washington Housing Finance Commission Rev., Single
Family Housing, GNMA, 5s, 2023                                            895                 928,589
-----------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., Housing
Finance, 0s, 2037                                                       4,670                 684,809
-----------------------------------------------------------------------------------------------------
                                                                                          $69,612,050
-----------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
-----------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., Series VII,
4.75s, 2007                                                              $500                $500,925
-----------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., 6.2s, 2019                                                        1,250               1,281,550
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
Haverill Associates), 6.7s, 2014                                        2,400               2,467,104
-----------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev. (Ogden
Martin Systems), 5.9s, 2005                                             3,500               3,730,300
-----------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Rev.
(Southwest County Resource Recovery), MBIA, 7.2s, 2005                  3,000               3,116,460
-----------------------------------------------------------------------------------------------------
                                                                                          $11,096,339
-----------------------------------------------------------------------------------------------------
State and Local Appropriation - 13.0%
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2015                 $1,610              $1,836,817
-----------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6s, 2016                  1,705               1,935,311
-----------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.75s, 2015                                 50                  56,118
-----------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.854s, 2018(++)                                                16,250              19,816,550
-----------------------------------------------------------------------------------------------------
Fayette County, GA (Criminal Justice Center), 6.25s, 2020(+++)          1,000               1,181,640
-----------------------------------------------------------------------------------------------------
Houston, TX, Public Improvements, 6.3s, 2020                            5,000               5,491,700
-----------------------------------------------------------------------------------------------------
Indiana Office Building Commission, Miami Correctional
Phase 1A, AMBAC, 5.5s, 2016                                             4,690               5,035,325
-----------------------------------------------------------------------------------------------------
Indiana Office Building Commission, Miami Correctional
Phase 1A, AMBAC, 5.5s, 2017                                             1,400               1,499,330
-----------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission, FSA, 5.85s, 2015(+++)         4,000               4,572,280
-----------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission, FSA, 5.9s, 2016(+++)          4,500               5,156,685
-----------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev.,
Service Contract, 5.75s, 2013                                           5,600               6,314,896
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
5.75s, 2013                                                            25,150              28,014,082
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University),
5.75s, 2013                                                             5,000               5,569,400
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 6s, 2007                                               5                   5,631
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 6s, 2007                                           1,495               1,653,724
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health
Services Facilities, 5.75s, 2010                                        2,000               2,188,620
-----------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, 5.5s, 2014                                                  5,000               5,458,900
-----------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, FSA, 5.5s, 2014                                             4,525               5,015,782
-----------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional
Facilities, 5.375s, 2015                                               11,405              12,046,189
-----------------------------------------------------------------------------------------------------
Ohio Mental Health Capital Facilities, 5.5s, 2016                       1,205               1,290,398
-----------------------------------------------------------------------------------------------------
Orange County, CA, California Recovery Certificates,
MBIA, 6s, 2026                                                          5,000               5,495,100
-----------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Rev., FGIC,
6.7s, 2016                                                             26,195              31,649,061
-----------------------------------------------------------------------------------------------------
Philadelphia, PA, Municipal Authority, MBIA, 5.4s, 2017                 5,000               5,345,600
-----------------------------------------------------------------------------------------------------
Rhode Island Convention Center Authority, MBIA, 5.25s, 2015             8,370               9,140,375
-----------------------------------------------------------------------------------------------------
San Bernardino, CA, Joint Powers Financing Authority
Lease Rev. (California Dept. of Transportation), 5.5s, 2014            10,000              10,430,500
-----------------------------------------------------------------------------------------------------
West Valley City, Utah Municipal Building Lease Rev.,
"A", AMBAC, 5.5s, 2027                                                  2,000               2,077,340
-----------------------------------------------------------------------------------------------------
                                                                                         $178,277,354
-----------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.4%
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8s, 2016            $2,500              $2,627,925
-----------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85s, 2017            2,800               2,931,516
-----------------------------------------------------------------------------------------------------
                                                                                           $5,559,441
-----------------------------------------------------------------------------------------------------
Tax - Other - 0.5%
-----------------------------------------------------------------------------------------------------
Illinois Dedicated Tax Rev. (Civic Center), AMBAC,
6.25s, 2011                                                            $3,640              $4,238,380
-----------------------------------------------------------------------------------------------------
Territory of Virgin Islands, Rum Tax Rev., 5.5s, 2022                   2,000               1,992,720
-----------------------------------------------------------------------------------------------------
                                                                                           $6,231,100
-----------------------------------------------------------------------------------------------------
Tobacco - 0.9%
-----------------------------------------------------------------------------------------------------
Badger Tobacco Asset Securitization Corp., WI, 6.125s, 2027            $2,000              $1,665,600
-----------------------------------------------------------------------------------------------------
Childrens Trust Fund Prior, Asset Backed Bonds, PR,
5.375s, 2033                                                            2,910               2,348,690
-----------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25s, 2024                   1,090                 983,344
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, IA, 5.3s, 2025                            3,000               2,179,470
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., LA, 5.5s, 2030                      1,100                 821,073
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, 5.75s, 2032                     2,200               1,745,480
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., RI, 6s, 2023                        1,000                 845,360
-----------------------------------------------------------------------------------------------------
Tobacco Settlement Rev., Management Authority, SC,
6.375s, 2028                                                            1,500               1,203,285
-----------------------------------------------------------------------------------------------------
                                                                                          $11,792,302
-----------------------------------------------------------------------------------------------------
Toll Roads - 1.8%
-----------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital
Appreciation, "B", MBIA, 0s, 2017                                      $5,000              $2,340,500
-----------------------------------------------------------------------------------------------------
Harris County, TX, Refunding Toll Road Subordinated
Lien, 5s, 2024                                                          3,860               3,820,396
-----------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA,
9.473s, 2020(++)+                                                       5,000               5,380,200
-----------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation, "B", AMBAC, 0s, 2018                              1,250                 570,663
-----------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation, "B", AMBAC, 0s, 2019                              2,000                 848,220
-----------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev.,
Capital Appreciation, "C", FSA, 0s to 2016, 5.35s to 2016               1,000                 695,540
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2012                  2,200               1,022,340
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2013                  7,000               2,971,850
-----------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0s, 2014                  6,500               2,518,620
-----------------------------------------------------------------------------------------------------
Texas Turnpike Authority, Dallas Thruway Rev.
(President George Bush Turnpike), AMBAC, 5s, 2016                       4,500               4,658,580
-----------------------------------------------------------------------------------------------------
                                                                                          $24,826,909
-----------------------------------------------------------------------------------------------------
Transportation - Special Tax - 5.9%
-----------------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA,
6.25s, 2016                                                            $2,870              $3,397,879
-----------------------------------------------------------------------------------------------------
Illinois Regional Transportation Authority Rev., MBIA,
6.25s, 2018                                                             4,400               5,194,332
-----------------------------------------------------------------------------------------------------
Massachusetts Bay Transport Authority, XLCA, 7s, 2021                  10,185              12,792,767
-----------------------------------------------------------------------------------------------------
Massachusetts Bay Transport Authority, Transportation
Systems, "C", XLCA, 6.1s, 2013                                         10,200              11,751,930
-----------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev., AMBAC,
5s, 2030                                                                5,000               4,942,400
-----------------------------------------------------------------------------------------------------
Metropolitan, NY, Transportation Authority Rev.,
Refunding, "A", FSA, 5s, 2030                                           2,750               2,718,128
-----------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.,
Transportation Project Sublease, "A", FSA, 6s, 2016                     1,325               1,474,712
-----------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev.,
ROLs, FSA, 10.186s, 2011(++)+                                           7,500               9,243,450
-----------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority Rev.,
Transportation Systems, 5.25s, 2016                                     8,500               9,095,850
-----------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev.,
5.25s, 2013(+++)                                                        3,580               4,022,237
-----------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev.,
5.25s, 2013                                                             2,420               2,568,443
-----------------------------------------------------------------------------------------------------
New York Thruway Authority Service Contract Rev., Local
Highway & Bridge, MBIA, 5.375s, 2016                                    5,000               5,346,150
-----------------------------------------------------------------------------------------------------
State of Florida, Broward County Expressway Authority
Rev., 10s, 2014                                                         4,350               6,264,217
-----------------------------------------------------------------------------------------------------
State of Florida, Jacksonville Transportation Authority
Rev., 9.2s, 2015                                                        2,000               2,784,260
-----------------------------------------------------------------------------------------------------
                                                                                          $81,596,755
-----------------------------------------------------------------------------------------------------
Universities - Colleges - 3.8%
-----------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High
School), FSA, 5.25s, 2032                                              $3,500              $3,506,825
-----------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Massachusetts College of Pharmacy), 6.625s, 2020                         350                 370,692
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Education Authority,
RITES (Harvard University), 11.404s, 2020(++)+                          8,410              11,669,548
-----------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency Rev.
(Boston University), ICR, XLCA, 6s, 2059                                4,975               5,389,716
-----------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (State University),
5.5s, 2013                                                              7,000               7,680,260
-----------------------------------------------------------------------------------------------------
Ohio State University, 6s, 2017                                           500                 564,205
-----------------------------------------------------------------------------------------------------
Texas A & M University, Permanent University Fund, 0s, 2007             6,695               5,976,559
-----------------------------------------------------------------------------------------------------
Tulsa, OK, Industrial Authority Rev., Refunding
(University of Tulsa, "A"), MBIA, 6s, 2016                              4,250               4,970,715
-----------------------------------------------------------------------------------------------------
University Illinois University Rev., Auxiliary
Facilities Systems, "A", AMBAC, 5s, 2023                                2,390               2,369,231
-----------------------------------------------------------------------------------------------------
University Illinois University Rev., Auxiliary
Facilities Systems, "A", AMBAC, 5s, 2024                                2,510               2,478,148
-----------------------------------------------------------------------------------------------------
University Illinois University Rev., Auxiliary
Facilities Systems, "A", AMBAC, 5s, 2025                                2,635               2,593,973
-----------------------------------------------------------------------------------------------------
University of Akron, OH, General Receipts, FGIC, 6s, 2015               1,000               1,131,040
-----------------------------------------------------------------------------------------------------
University of Hawaii, University Systems Rev., "A",
FGIC, 5.5s, 2029                                                        3,500               3,614,415
-----------------------------------------------------------------------------------------------------
University of New Mexico, MBIA, 5.75s, 2020(+++)                          500                 571,850
-----------------------------------------------------------------------------------------------------
                                                                                          $52,887,177
-----------------------------------------------------------------------------------------------------
Universities - Dormatories - 0.1%
-----------------------------------------------------------------------------------------------------
Georgia Private Colleges & University Authority Rev.
(Mercer Housing Corp.), 6s, 2021                                       $1,000              $1,025,570
-----------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 0.6%
-----------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander
Dawson School), 5.5s, 2020                                             $6,000              $6,226,800
-----------------------------------------------------------------------------------------------------
Maine Finance Authority (Waynflete School), 6.5s, 2024                  1,500               1,583,715
-----------------------------------------------------------------------------------------------------
                                                                                           $7,810,515
-----------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.3%
-----------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service Co.), 5.8s, 2022                                        $4,880              $4,727,256
-----------------------------------------------------------------------------------------------------
Matagorda County, TX, Navigation District 1 Rev.,
Refunding Collateral (Houston Light & Power Co.), MBIA,
5.8s, 2015                                                              1,000                 967,860
-----------------------------------------------------------------------------------------------------
Michigan Strategic Fund, Limited Obligation Rev.
(Detroit Edison), MBIA, 7s, 2008                                        3,000               3,550,350
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control (CT Light and Power), 5.9s, 2016                      3,500               3,595,900
-----------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control (CT Light and Power), 5.9s, 2018                      1,000               1,031,500
-----------------------------------------------------------------------------------------------------
New Hampshire Pollution Control Rev. (United
Illuminating Co.), 3.75s, 2027                                          2,500               2,515,600
-----------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution (TXU Electric
Co.), 5.75s, 2030                                                       1,500               1,526,430
-----------------------------------------------------------------------------------------------------
                                                                                          $17,914,896
-----------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 17.5%
-----------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75s, 2012                   $2,500              $3,014,975
-----------------------------------------------------------------------------------------------------
California State Department Water Resources Power
Supply Rev., "A", 5.75s, 2017                                           2,750               2,922,343
-----------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5s, 2017                                                                365                 442,829
-----------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5s, 2017                                                              8,145               9,854,065
-----------------------------------------------------------------------------------------------------
Hawaii State Department Budget & Finance Rev.,
Refunding (Electric Company & Subsidiary, "B"), XLCA,
5s, 2022                                                                4,000               3,883,920
-----------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution
Control Rev. (Illinois Power Co.), AMBAC, 7.375s, 2021(+++)             7,275               8,531,974
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15s, 2014                       28,220              31,778,260
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, "A", 6.15s, 2014                       16,380              17,750,678
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 6s, 2016                         10,000              11,039,100
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, MBIA, 5s, 2019                          9,330               9,479,560
-----------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT, AMBAC, 6s, 2021(+++)                    9,000              10,427,490
-----------------------------------------------------------------------------------------------------
Mercer County, ND, Pollution Control Rev. (Antelope
Valley Station), AMBAC, 7.2s, 2013                                      4,000               4,791,600
-----------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA,
5.7s, 2013                                                              7,000               7,682,780
-----------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA,
5.625s, 2014                                                            7,735               8,453,272
-----------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power, MBIA,
6.5s, 2018                                                              9,250              11,120,998
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, "A", MBIA, 5.5s, 2013            1,800               1,909,530
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375s, 2013                                                      1,500               1,647,870
-----------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., ROLS, MBIA, 9.609s, 2019(++)+                                     3,500               3,768,030
-----------------------------------------------------------------------------------------------------
Northern California Transmission Agency, MBIA, 7s, 2013                 4,000               4,869,320
-----------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC,
6.25s, 2021                                                             4,150               4,793,582
-----------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
9.207s, 2015(++)+                                                       2,500               2,837,900
-----------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA,
9.207s, 2016(++)+                                                       3,000               3,394,410
-----------------------------------------------------------------------------------------------------
Salt River Project, Arizona Agricultural Improvement,
Refunding, "A", 5s, 2011                                                2,750               2,981,330
-----------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA,
5.125s, 2037                                                            8,500               8,497,280
-----------------------------------------------------------------------------------------------------
Southern California Public Power Authority Rev., "A"
(Magnolia Power), AMBAC, 5s, 2036                                       4,200               4,108,188
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), MBIA, 5.75s, 2010                                         13,100              14,467,640
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), MBIA, 5.75s, 2011                                          7,500               8,283,000
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #1), FSA, 5.125s, 2014                                          8,000               8,468,000
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #2), MBIA, 5.7s, 2012                                          15,000              16,394,250
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #3), FGIC, 0s, 2005                                             6,895               6,673,188
-----------------------------------------------------------------------------------------------------
Washington Public Power Supply System Rev. (Nuclear
Project #3), 7.125s, 2016                                               5,145               6,431,816
-----------------------------------------------------------------------------------------------------
                                                                                         $240,699,178
-----------------------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 0.9%
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority Rev.,
6.25s, 2019(+++)                                                       $1,000              $1,177,870
-----------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority Rev.,
6.25s, 2021(+++)                                                        1,055               1,242,653
-----------------------------------------------------------------------------------------------------
Houston, TX, Water & Sewer Systems Rev., FGIC,
5s, 2018                                                               10,000              10,223,500
-----------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust Rev.,
5.75s, 2016                                                                25                  27,531
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev., FGIC,
6s, 2017                                                                  200                 225,976
-----------------------------------------------------------------------------------------------------
                                                                                          $12,897,530
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,231,293,287)                                $1,334,332,530
-----------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.8%
-----------------------------------------------------------------------------------------------------
East Baton Rouge Parish, LA, Pollution Control Rev.
(Exxon Mobil Corp.), due 09/02/03                                      $4,900              $4,900,000
-----------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron
USA, Inc.), due 09/02/03                                                4,955               4,955,000
-----------------------------------------------------------------------------------------------------
Massachusetts Health & Education Facilities Authority
Rev., due 09/02/03                                                        200                 200,000
-----------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority Rev.,
due 09/03/03                                                              200                 200,000
-----------------------------------------------------------------------------------------------------
New York City, NY, due 09/02/03                                           700                 700,000
-----------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facility Authority,
due 09/02/03                                                           11,550              11,550,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
due 09/02/03                                                              710                 710,000
-----------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
due 09/04/03                                                              755                 755,000
-----------------------------------------------------------------------------------------------------
Uinta County, WY, Pollution Control Rev. (Chevron USA,
Inc.), due 09/02/03                                                       650                 650,000
-----------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes
(Identified Cost, $24,620,000)                                                            $24,620,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,255,913,287)                                    $1,358,952,530
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                      13,877,621
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,372,830,151
-----------------------------------------------------------------------------------------------------
 (++) Inverse floating rate security.
(+++) Refunded.
    + Restricted security.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

Insurers:                                             Inverse Floaters:

AMBAC - AMBAC Indemnity Corp.                         RITES - Residual Interest Tax-Exempt Security
FGIC - Financial Guaranty Insurance Co.               ROLS - Residual Options Long
FSA - Financial Security  Assurance, Inc.
GNMA - Government National Mortgage Assn.
MBIA - Municipal Bond Investors Corp.
PSF - Permanent School Fund
XLCA - XL Capital Insurance Co.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value (identified cost, $1,255,913,287)       $1,358,952,530
-----------------------------------------------------------------------------------------------------
Cash                                                                  43,317
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    3,476,130
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      823,913
-----------------------------------------------------------------------------------------------------
Interest receivable                                               17,063,487
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on rate lock swaps                         1,826,103
-----------------------------------------------------------------------------------------------------
Other assets                                                          22,007
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,382,207,487
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $5,675,197
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    987,816
-----------------------------------------------------------------------------------------------------
Interest payable on swaps                                             10,616
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,111,393
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                       284,836
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      36,860
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     12,294
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        22,488
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               235,836
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $9,377,336
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,372,830,151
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,277,895,127
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           104,580,510
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (9,100,474)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                              (545,012)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,372,830,151
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 128,986,520
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                  $1,290,801,342
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             121,272,554
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $10.64
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$10.64)                                                  $11.17
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $82,028,809
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               7,713,966
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $10.63
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME

Interest income                                                                           $74,449,121
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,578,800
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                32,137
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    1,461,602
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               701,163
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   138,084
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        397,214
-----------------------------------------------------------------------------------------------------
  Printing                                                              52,007
-----------------------------------------------------------------------------------------------------
  Postage                                                               41,498
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         38,511
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             9,789
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        504,623
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,955,428
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (399,941)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,555,487
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $65,893,634
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $(2,656,192)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                   (480,207)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          $(3,136,399)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(26,435,738)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  1,256,431
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                       $(25,179,307)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                          $(28,315,706)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $37,577,928
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                             2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $65,893,634              $66,858,170
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           (3,136,399)               3,763,660
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        (25,179,307)              10,638,589
----------------------------------------------------------     -------------            -------------
Increase in net assets from operations                           $37,577,928              $81,260,419
----------------------------------------------------------     -------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                       $(64,228,027)            $(64,377,934)
-----------------------------------------------------------------------------------------------------
  Class B                                                         (3,567,675)              (3,404,399)
----------------------------------------------------------     -------------            -------------
Total distributions declared to shareholders                    $(67,795,702)            $(67,782,333)
----------------------------------------------------------     -------------            -------------
Net increase in net assets from fund share transactions          $10,866,794              $11,339,789
----------------------------------------------------------     -------------            -------------
Total increase (decrease) in net assets                         $(19,350,980)             $24,817,875
----------------------------------------------------------     -------------            -------------

NET ASSETS

At beginning of period                                        $1,392,181,131           $1,367,363,256
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $545,012 and
accumulated undistributed net investment income of
$1,566,343, respectively)                                     $1,372,830,151           $1,392,181,131
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                      2003            2002            2001           2000          1999
Net asset value, beginning of period                       $10.87          $10.77          $10.29         $10.35        $11.09
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                                     $0.52           $0.53           $0.54          $0.54         $0.53
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.22)           0.10            0.48           0.09         (0.64)
-----------------------------------------------------     -------         -------         -------         ------        ------
Total from investment operations                            $0.30           $0.63           $1.02          $0.63        $(0.11)
-----------------------------------------------------     -------         -------         -------         ------        ------

LESS DISTRIBUTIONS

  From net investment income                               $(0.53)         $(0.53)         $(0.54)        $(0.54)       $(0.53)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        --              --              --          (0.06)        (0.10)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                --              --              --          (0.09)           --
-----------------------------------------------------     -------         -------         -------         ------        ------
Total distributions                                        $(0.53)         $(0.53)         $(0.54)        $(0.69)       $(0.63)
-----------------------------------------------------     -------         -------         -------         ------        ------
Net asset value, end of period                             $10.64          $10.87          $10.77         $10.29        $10.35
-----------------------------------------------------     -------         -------         -------         ------        ------
Total return (%)(+)                                          2.80            6.17           10.19           6.51         (1.08)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                   0.59            0.59            0.59           0.58          0.57
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                     4.76            5.01            5.16           5.32          4.87
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             13              14              12             25            30
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)              $1,291          $1,308          $1,284         $1,257        $1,385
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                                      2003            2002            2001           2000          1999

Net asset value, beginning of period                       $10.86          $10.76          $10.28         $10.34        $11.08
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)

  Net investment income                                     $0.43           $0.45           $0.46          $0.46         $0.44
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                               (0.22)           0.10            0.48           0.09         (0.64)
-----------------------------------------------------     -------         -------         -------         ------        ------
Total from investment operations                            $0.21           $0.55           $0.94          $0.55        $(0.20)
-----------------------------------------------------     -------         -------         -------         ------        ------

LESS DISTRIBUTIONS

  From net investment income                               $(0.44)         $(0.45)         $(0.46)        $(0.46)       $(0.44)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                        --              --              --          (0.06)        (0.10)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                --              --              --          (0.09)           --
-----------------------------------------------------     -------         -------         -------         ------        ------
Total distributions                                        $(0.44)         $(0.45)         $(0.46)        $(0.61)       $(0.54)
-----------------------------------------------------     -------         -------         -------         ------        ------
Net asset value, end of period                             $10.63          $10.86          $10.76         $10.28        $10.34
-----------------------------------------------------     -------         -------         -------         ------        ------
Total return (%)                                             1.96            5.33            9.35           5.70         (1.87)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                   1.39            1.39            1.38           1.37          1.37
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                     3.96            4.20            4.37           4.55          4.07
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             13              14              12             25            30
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)                 $82             $84             $83            $70           $78
------------------------------------------------------------------------------------------------------------------------------

(S) As required, effective September 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended
    August 31, 2002 was to increase net investment income per share and decrease net realized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal Bond Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses in the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 were as follows:

                                                     8/31/03         8/31/02

Distributions declared from tax-exempt income    $67,795,702     $67,782,333
----------------------------------------------------------------------------

During the year ended August 31, 2003, accumulated distributions in excess of net investment income increased by $209,287, accumulated net realized loss on investments decreased by $339,358, and paid-in capital decreased by $130,071 due to differences between book and tax accounting for amortization and accretion on debt securities, and market discount. This change had no effect on the net assets or net asset value per share.

At August 31, 2003, accumulated distributions in excess of net investment income and realized loss on investments under book accounting were different from tax accounting due to temporary differences in accounting for capital losses and amortization and accretion on debt securities.

As of August 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed tax-exempt income                        $5,225,211
      ------------------------------------------------------------------
      Capital loss carryforward                              (9,231,853)
      ------------------------------------------------------------------
      Unrealized appreciation                               107,491,691
      ------------------------------------------------------------------
      Post October capital loss deferral                     (2,779,802)
      ------------------------------------------------------------------
      Other temporary differences                            (5,770,223)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2009, ($8,819,272) and August 31, 2011, ($412,581).

Post October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $1.3 billion of average net assets                     0.40%
      ------------------------------------------------------------------
      Average net assets in excess of $1.3 billion                 0.37%
      ------------------------------------------------------------------
      Average net assets in excess of $2 billion                   0.35%
      ------------------------------------------------------------------

Management fees incurred for the year ended August 31, 2003 were 0.40% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in the Trustees" compensation is a net increase of $521 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $51 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $252,405 the year ended August 31, 2003 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                                 CLASS B

      Distribution Fee                                             0.75%
      ------------------------------------------------------------------
      Service Fee                                                  0.25%
      ------------------------------------------------------------------
      Total Distribution Plan                                      1.00%
      ------------------------------------------------------------------

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the trust may determine. MFD received no portion of the Class B service fee for the year ended August 31, 2003.

Fees incurred under the distribution plan during the year ended August 31, 2003 were as follows:

                                                                 CLASS B

      Total Distribution Plan                                      0.80%
      ------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003 were as follows:

                                                      CLASS A      CLASS B

      Contingent Deferred Sales Charge Imposed        $90,622     $263,356
      --------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $186,183,164 and $171,151,635, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,253,000,260
----------------------------------------------------------------------------
Gross unrealized appreciation                                    $115,607,876
----------------------------------------------------------------------------
Gross unrealized depreciation                                      (9,655,606)
----------------------------------------------------------------------------
Net unrealized appreciation                                      $105,952,270
----------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Year ended 8/31/03                    Year ended 8/31/02
                                         SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             38,114,117        $415,706,341        27,007,156        $286,831,667
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions            3,542,060          38,611,584         3,311,275          35,122,793
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      (40,702,564)       (443,315,265)      (29,198,199)       (310,439,036)
-------------------------------------------------------------------------------------------------------------
Net increase                               953,613         $11,002,660         1,120,232         $11,515,424
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              2,452,752         $26,727,632         2,471,696         $26,311,860
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              201,732           2,197,148           172,546           1,828,334
-------------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,673,634)        (29,060,646)       (2,669,653)        (28,315,829)
-------------------------------------------------------------------------------------------------------------
Net decrease                               (19,150)          $(135,866)          (25,411)          $(175,635)
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003 was $11,881. The fund had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                           NOTIONAL
                           PRINCIPAL           CASH FLOWS           CASH FLOWS
                           AMOUNT OF           RECEIVED BY            PAID BY            UNREALIZED
EXPIRATION              CONTRACT (000)          THE FUND             THE FUND           DEPRECIATION

11/15/04                    22,000             Floating -             Fixed -            $(149,432)
                                                7 Day BMA           2 Year BMA
                                               Swap Index           Swap Index
                                                                     (1.945%)
----------------------------------------------------------------------------------------------------
11/18/12                    14,000             Floating -           Floating -             (22,916)
                                                3M LIBOR             7 Day BMA
                                                X 79.375%           Swap Index
----------------------------------------------------------------------------------------------------
12/18/12                    28,600             Floating -           Floating -            (112,488)
                                                3M LIBOR             7 Day BMA
                                                X 78.75%            Swap Index
----------------------------------------------------------------------------------------------------
                                                                                         $(284,836)
----------------------------------------------------------------------------------------------------

Rate Lock Swaps

       NOTIONAL
       PRINCIPAL                                                                     UNREALIZED
       AMOUNT OF                                                                    APPRECIATION
    CONTRACT (000)                            DESCRIPTION                          (DEPRECIATION)


              13,000   Agreement with Goldman Sachs terminating 10/01/03 to pay            $59,360
                       the difference between the notional value and the market
                       value of a bond with a 4.04% coupon maturing on 10/01/14
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
              10,750   Agreement with Goldman Sachs terminating 10/16/03 to pay         $(168,533)
                       the difference between the notional value and the market
                       value of a bond with a 4.65% coupon maturing on 10/16/18
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
              10,000   Agreement with Goldman Sachs terminating 11/19/03 to pay          $681,356
                       the difference between the notional value and the market
                       value of a bond with a 3.915% coupon maturing on
                       11/19/18 priced at a yield to maturity equal to the MMD
                       general obligation yield curve rate for the designated
                       maturity year as of the close of business on the
                       termination date, if negative (receive if positive).
----------------------------------------------------------------------------------------------------
              10,000   Agreement with Goldman Sachs terminating 12/10/03 to pay          $226,552
                       the difference between the notional value and the market
                       value of a bond with a 4.78% coupon maturing on 12/10/23
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
               2,550   Agreement with Merrill Lynch terminating 1/07/04 to pay            $81,904
                       the difference between the notional value and the market
                       value of a bond with a 4.285% coupon maturing on 1/07/19
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the temination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
              13,000   Agreement with Merrill Lynch terminating 1/14/04 to pay           $388,196
                       the difference between the notional value and the market
                       value of a bond with a 4.029% coupon maturing on 1/14/16
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
              13,000   Agreement with Merrill Lynch terminating 1/15/04 to pay           $389,551
                       the difference between the notional value and the market
                       value of a bond with a 4.029% coupon maturing on 1/15/16
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
               8,000   Agreement with Merrill Lynch terminating 1/20/04 to pay           $167,717
                       the difference between the notional value and the market
                       value of a bond with a 4.403% coupon maturing on 1/20/19
                       priced at a yield to maturity equal to the MMD general
                       obligation yield curve rate for the designated maturity
                       year as of the close of business on the termination date,
                       if negative (receive if positive).
----------------------------------------------------------------------------------------------------
                       Total                                                           $1,826,103
----------------------------------------------------------------------------------------------------

At August 31, 2003 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At August 31, 2003 the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 5.3% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                                          SHARE/
                                                                       PRINCIPAL
                                                        DATE OF           AMOUNT
DESCRIPTION                                         ACQUISITION            (000)             COST            VALUE
Chicago, IL, RITES, AMBAC, 9.7s, 2018                   3/20/00            5,900       $5,699,046       $7,054,866
------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC,
9.165s, 2019                                            2/09/00            5,000        3,984,600        5,712,800
------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, ROLs, 9.932s,
2017                                                    8/28/01            2,870        3,194,941        3,557,422
------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES,
AMBAC, 10.8s, 2017                                      8/28/00            2,500        2,683,700        2,924,500
------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Education
Authority, RITES (Harvard University), 11.404s,
2020                                                   11/08/99            8,410        9,595,810       11,669,548
------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority
Rev., ROLs, FSA, 10.186s, 2011                          1/07/02            7,500        8,479,200        9,243,450
------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., RITES, MBIA,
9.473s, 2020                                            4/19/00            5,000        4,637,900        5,380,200
------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba
Electric Rev., ROLs, MBIA,
9.609s, 2019                                            3/03/03            3,500        4,008,620        3,768,030
------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, ROLs, XLCA, 10.066s,
2017                                                   10/22/01            1,150       $1,392,374       $1,409,463
--------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES,
FSA, 9.207s, 2015                                       9/16/99            2,500        2,441,250        2,837,900
--------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES,
FSA, 9.207s, 2016                                       9/16/99            3,000        2,854,200        3,394,410
--------------------------------------------------------------------------------------------------------------------
State of California, RITES, 9.577s, 2012               11/08/99            5,825        6,135,706        7,569,937
--------------------------------------------------------------------------------------------------------------------
State of California, RITES, XLCA, 10.177s, 2017         1/03/00            6,875        7,003,975        7,949,425
--------------------------------------------------------------------------------------------------------------------
                                                                                                       $72,471,951
--------------------------------------------------------------------------------------------------------------------

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to September 1, 2001 the fund did not amortize premium on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $2,258,579 increase in cost of securities and a corresponding $2,258,579 decrease in net unrealized appreciation, based on securities held by the fund on September 1, 2001.

The effect of this change for the year ended August 31, 2002 was to increase net investment income by $322,120, increase net unrealized depreciation by $294,960, and decrease net realized gains by $27,160. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust IV and the Shareholders of
MFS Municipal Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Bond Fund (one of the series comprising MFS Series Trust IV) (the "Trust") as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Municipal Bond Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust IV, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years" duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Michael L. Dawson(1)
Geoffrey L. Schechter(1)

(1) MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Tax Form Summary or Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MMB-ANN-10/03 66M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  October 24, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  October 24, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  October 24, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.